United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/17

Date of Reporting Period: Six months ended 02/28/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2017
Share Class	Ticker
A	MMIFX

Federated Michigan Intermediate Municipal Trust
Fund Established 1991

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2016 through February 28, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	32.1%
Hospital	12.1%
Water & Sewer	11.6%
Education	10.0%
Dedicated Tax	8.7%
Airport	5.4%
General Obligation—State Appropriation	4.8%
Public Power	4.5%
General Obligation—State	3.2%
Special Tax	3.1%
Other[2]	4.1%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 95.5% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.9%
	Michigan—97.9%
$850,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2025	$1,007,845
955,000	Ann Arbor, MI, Court and Police Facilities LT GO Capital Improvement Bonds, 4.75%, 5/1/2025	998,672
500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 11/1/2023	583,575
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2030	1,139,600
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	486,022
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50% (AGM INS), 12/1/2023	1,839,142
710,000	Caledonia, MI Community Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2023	823,756
1,000,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00% (Q-SBLF GTD), 5/1/2024	1,153,540
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00% (Q-SBLF GTD), 5/1/2025	2,297,220
1,000,000	Detroit/Wayne County, MI Stadium Authority, Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00% (Wayne County, MI)/(AGM INS), 10/1/2021	1,105,950
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 2/15/2023	1,058,110
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00% (Build America Mutual Assurance INS), 11/1/2025	1,146,720
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), 5.00% (AGM INS), 5/1/2027	730,050
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), 5.00% (AGM INS), 5/1/2027	793,615
500,000	Grand Rapids, MI Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	578,635
1,000,000	Grand Rapids, MI Sanitary Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 1/1/2024	1,167,600
300,000	Grand Rapids, MI, LT GO Refunding Bonds (Series 2016), 5.00%, 10/1/2025	359,259
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,646,775
2,000,000	Holland, MI School District, UT GO Bonds, 5.00% (AGM INS), 5/1/2025	2,334,160
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,030,000	Holly Area School District, MI, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	$1,200,362
2,000,000	Jackson County, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2006C), 5.00% (Allegiance Health)/(United States Treasury PRF 6/1/2020@100), 6/1/2026	2,238,000
2,130,000	Kalamazoo, MI Hospital Finance Authority, Hospital Revenue Bonds (Series 2006), 5.00% (Bronson Methodist Hospital)/(AGM INS), 5/15/2019	2,298,632
1,000,000	Kalamazoo, MI Regional Educational Services Agency, UT GO School Building and Site Bonds, 5.00%, 5/1/2019	1,043,630
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,863,452
335,000	Kent County, MI, LT GO Capital Improvement Bonds (Series 2016), 5.00%, 6/1/2027	403,675
1,500,000	Kent Hospital Finance Authority, MI, Revenue Refunding Bonds (Series 2011A), 5.00% (Spectrum Health), 11/15/2022	1,714,245
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00% (AGM INS), 11/15/2020	1,081,932
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,157,070
1,525,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.00% (Clean Water Revolving Fund), 10/1/2017	1,564,330
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00% (AGM INS), 1/1/2022	1,103,740
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013I-A), 5.00%, 10/15/2022	582,955
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (Series 2009II), 5.00% (Assured Guaranty Corp. INS), 10/15/2022	1,090,190
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.25% (Assured Guaranty Corp. INS), 10/15/2024	1,094,170
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	1,165,100
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,166,360
1,000,000	Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series 2015), 5.00%, 11/15/2026	1,184,290
1,200,000	Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015), 5.00% (Sparrow Obligated Group, MI), 11/15/2022	1,391,772
1,000,000	Michigan State Finance Authority Revenue, Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50% (Trinity Healthcare Credit Group), 12/1/2026	1,212,300
250,000	Michigan State Finance Authority Revenue, Hospital Revenue Refunding Bonds (Series 2014), 5.00% (MidMichigan Obligated Group), 6/1/2026	288,420
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,500,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2022	$1,690,800
1,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014H-1), 5.00% (Detroit, MI Regional Convention Facility Authority), 10/1/2020	1,082,370
2,500,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Great Lakes, MI Water Authority)/(AGM INS), 7/1/2024	2,908,575
2,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-2), 5.00% (Great Lakes, MI Water Authority)/(AGM INS), 7/1/2025	2,308,780
1,500,000	Michigan State Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Michigan Finance Authority Unemployment Obligation Assessment), 1/1/2021	1,630,125
1,000,000	Michigan State Finance Authority, State Revolving Fund Revenue Bonds (Series 2012), 5.00% (Clean Water Revolving Fund), 10/1/2025	1,165,430
1,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, 5.00% (McLaren Health Care Corp.), 5/15/2023	1,162,060
500,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Henry Ford Health System, MI), 11/15/2028	568,680
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2024	2,167,760
500,000	Michigan State Trunk Line, Fund Bonds (Series 2011), 5.00%, 11/15/2022	571,290
500,000	Michigan State Trunk Line, Fund Bonds (Series 2011), 5.00%, 11/15/2023	567,390
1,000,000	Michigan State Trunk Line, Refunding Bonds (Series 2014), 5.00%, 11/15/2018	1,069,740
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,851,810
1,000,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2028	1,175,680
1,000,000	Michigan State, UT GO Environmental Program Bonds (Series 2016A), 5.00%, 12/1/2023	1,194,420
1,000,000	Michigan State, UT GO Environmental Program Refunding Bonds (Series 2016B), 5.00%, 11/1/2024	1,202,820
1,000,000	Michigan Strategic Fund, LO Revenue Refunding Bonds, 7.00% (Detroit Edison Co.)/(AMBAC Financial Group, Inc. INS), 5/1/2021	1,203,000
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.25% (Michigan State), 10/15/2022	1,151,590
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2015), 5.00% (Michigan State), 3/1/2023	1,145,610
Semi-Annual Shareholder Report
4

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan Technological University Board of Control, General Revenue & Revenue Refunding Bonds (Series 2008), 5.25% (United States Treasury COL)/(Assured Guaranty Corp. INS), 10/1/2018	$1,068,910
500,000		Northview, MI Public School District, Refunding UT GO Bonds, 5.00% (Q-SBLF GTD)/(AGM INS), 5/1/2019	521,995
1,855,000		Orchard View, MI Schools, UT GO Bonds, 4.00% (Q-SBLF GTD)/(AGM INS), 5/1/2022	2,001,879
1,000,000		Plymouth-Canton, MI Community School District, UT GO School Building and Site Bonds (Series 2013A), 5.00%, 5/1/2027	1,134,050
1,000,000		Portage, MI Public Schools, UT GO School Building & Site & Refunding Bonds (Series 2016), 5.00%, 11/1/2027	1,166,450
1,425,000		Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,634,447
1,000,000		Roseville, MI Community Schools, UT GO Refunding Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2024	1,165,400
2,000,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2023	2,306,380
1,670,000		Saginaw County, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75% (AGM INS), 7/1/2025	1,812,234
1,085,000		Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,250,604
1,000,000		Southfield, MI Public Schools, UT GO Refunding Bonds, 5.00% (Q-SBLF GTD), 5/1/2026	1,178,090
1,000,000		Thornapple Kellogg, MI School District, Refunding UT GO Bonds (Series 2014), 5.00% (Q-SBLF GTD), 5/1/2025	1,159,220
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,075,170
2,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012E), 1.07%, 4/2/2018	1,996,820
250,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	299,583
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2027	1,228,270
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds (Series 2015), 5.00% (Q-SBLF GTD), 5/1/2029	566,840
1,000,000		Wayland, MI University School District, UT GO Refunding Bonds (Series 2016A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2028	1,159,340
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,202,000
2,000,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,254,160
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,400,000	Wayne County, MI Airport Authority, Junior Lien Revenue Bonds, 5.00% (National Re Holdings Corp. INS), 12/1/2023	$1,441,146
1,000,000	Wayne State University, MI, General Revenue Refunding Bonds (Series 2008), 5.00% (AGM INS), 11/15/2019	1,065,100
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	578,415
1,000,000	Ypsilanti, MI School District, UT GO Bonds (Series 2016A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2026	1,145,820
	TOTAL	106,325,124
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $102,550,998)	106,325,124
	SHORT-TERM MUNICIPALS—1.7%[2]
	Michigan—1.7%
1,900,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.63%, 3/7/2017 (IDENTIFIED COST $1,900,000)	1,900,000
	TOTAL MUNICIPAL INVESTMENTS—99.6% (IDENTIFIED COST $104,450,998)[3]	108,225,124
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	398,888
	TOTAL NET ASSETS—100%	$108,624,012
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.4% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

As of February 28, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.54	$11.31	$11.39	$10.90	$11.59	$11.17
Income From Investment Operations:
Net investment income	0.13	0.28	0.29	0.33	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.42)	0.26	(0.08)	0.49	(0.67)	0.42
TOTAL FROM INVESTMENT OPERATIONS	(0.29)	0.54	0.21	0.82	(0.33)	0.78
Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.29)	(0.33)	(0.33)	(0.36)
Distributions from net realized gain on investments	(0.04)	(0.03)	—	—	(0.03)	—
TOTAL DISTRIBUTIONS	(0.17)	(0.31)	(0.29)	(0.33)	(0.36)	(0.36)
Net Asset Value, End of Period	$11.08	$11.54	$11.31	$11.39	$10.90	$11.59
Total Return[1]	(2.54)%	4.82%	1.88%	7.60%	(2.89)%	7.11%
Ratios to Average Net Assets:
Net expenses	0.77%[2]	0.75%	0.75%	0.73%	0.63%	0.62%
Net investment income	2.28%[2]	2.40%	2.57%	2.94%	2.95%	3.16%
Expense waiver/reimbursement[3]	0.18%[2]	0.16%	0.16%	0.20%	0.26%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$108,624	$130,516	$129,662	$123,083	$121,759	$131,357
Portfolio turnover	6%	12%	25%	19%	8%	13%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
February 28, 2017 (unaudited)
Assets:
Total investment in securities, at value (identified cost $104,450,998)		$108,225,124
Cash		85,367
Income receivable		1,316,976
Receivable for shares sold		5,317
TOTAL ASSETS		109,632,784
Liabilities:
Payable for investments purchased	$786,741
Payable for shares redeemed	82,620
Income distribution payable	66,277
Payable for other service fees (Notes 2 and 5)	23,008
Payable for investment adviser fee (Note 5)	611
Payable for administrative fee (Note 5)	233
Accrued expenses (Note 5)	49,282
TOTAL LIABILITIES		1,008,772
Net assets for 9,807,932 shares outstanding		$108,624,012
Net Assets Consists of:
Paid-in capital		$105,316,938
Net unrealized appreciation of investments		3,774,126
Accumulated net realized loss on investments		(469,652)
Undistributed net investment income		2,600
TOTAL NET ASSETS		$108,624,012
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($108,624,012 ÷ 9,807,932 shares outstanding), no par value, unlimited shares authorized		$11.08
Offering price per share (100/97.00 of $11.08)		$11.42
Redemption proceeds per share		$11.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended February 28, 2017 (unaudited)
Investment Income:
Interest		$1,798,847
Expenses:
Investment adviser fee (Note 5)	$235,988
Administrative fee (Note 5)	46,173
Custodian fees	3,818
Transfer agent fees	25,917
Directors'/Trustees' fees (Note 5)	1,306
Auditing fees	14,073
Legal fees	4,850
Other service fees (Notes 2 and 5)	146,052
Portfolio accounting fees	46,636
Share registration costs	13,075
Printing and postage	9,660
Miscellaneous (Note 5)	11,184
TOTAL EXPENSES	558,732
Waiver of investment adviser fee (Note 5)	(106,875)
Net expenses		451,857
Net investment income		1,346,990
Realized and Unrealized Loss on Investments:
Net realized loss on investments		(346,594)
Net change in unrealized appreciation of investments		(4,585,119)
Net realized and unrealized loss on investments		(4,931,713)
Change in net assets resulting from operations		$(3,584,723)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2017	Year Ended 8/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,346,990	$3,051,685
Net realized gain (loss) on investments	(346,594)	304,521
Net change in unrealized appreciation/depreciation of investments	(4,585,119)	2,601,270
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,584,723)	5,957,476
Distributions to Shareholders:
Distributions from net investment income	(1,346,813)	(3,050,783)
Distributions from net realized gain on investments	(425,602)	(367,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,772,415)	(3,418,550)
Share Transactions:
Proceeds from sale of shares	9,617,993	24,995,513
Net asset value of shares issued to shareholders in payment of distributions declared	1,165,224	2,204,299
Cost of shares redeemed	(27,318,343)	(28,884,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,535,126)	(1,684,678)
Change in net assets	(21,892,264)	854,248
Net Assets:
Beginning of period	130,516,276	129,662,028
End of period (including undistributed net investment income of $2,600 and $2,423, respectively)	$108,624,012	$130,516,276
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
February 28, 2017 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $106,875 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2017, the Fund incurred $146,052 of other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2017	Year Ended 8/31/2016
Shares sold	861,859	2,180,293
Shares issued to shareholders in payment of distributions declared	104,688	192,469
Shares redeemed	(2,464,093)	(2,526,727)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,497,546)	(153,965)
4. FEDERAL TAX INFORMATION
At February 28, 2017, the cost of investments for federal tax purposes was $104,450,998. The net unrealized appreciation of investments for federal tax purposes was $3,774,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,124,740 and net unrealized depreciation from investments for those securities having an excess of cost over value of $350,614.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the Adviser waived $106,875 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended February 28, 2017, FSSC received $1,531 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Interfund Transactions
During the six months ended February 28, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,800,000 and $19,100,000, respectively.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2017, were as follows:
Purchases	$7,390,846
Sales	$25,368,852
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2017, 43.5% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported by (backed) a letter of credit from any one institution or agency, Assured Guaranty Municipal Corp., was 20.2% of total investments.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2017, the Fund had no outstanding loans. During the six months ended February 28, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2017, there were no outstanding loans. During the six months ended February 28, 2017, the program was not utilized.
10. Regulatory Updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual	$1,000	$974,60	$3.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.98	$3.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2016
Federated Michigan Intermediate Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
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breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923302
3032602 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2017
Share Class	Ticker
A	NYIFX
B	NYIBX

Federated New York Municipal Income Fund
Fund Established 1992

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2016 through February 28, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Education	21.2%
Pre-Refunded	12.9%
Dedicated Tax	11.8%
Hospital	8.2%
Water & Sewer	8.1%
General Obligation—Local	6.2%
Industrial Development Bond/Pollution Control	5.2%
Toll Road	4.8%
Public Power	3.9%
General Obligation—State	3.8%
Other[2]	13.9%
Other Assets and Liabilities—Net[3]	(0.0)%[4]
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 86.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—95.1%
		Guam—1.1%
$300,000		Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2031	$321,495
		New York—94.0%
480,000		Brooklyn Arena Local Development Corp., NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	550,637
200,000		Build NYC Resource Corp., Revenue Refunding Bonds (Series 2014), 5.00% (New York Methodist Hospital), 7/1/2028	225,334
250,000		Cattaraugus County, NY Capital Resource Corp., Revenue Bonds, 5.00% (St. Bonaventure University), 5/1/2044	264,168
200,000		Chautauqua, NY Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.00%, 6/1/2034	210,932
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2014A), 5.00% (Health Quest Systems, Inc. Obligated Group), 7/1/2034	324,858
300,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2015A), 5.00% (Marist College), 7/1/2040	330,699
200,000		Dutchess County, NY Local Development Corp., Revenue Bonds (Series 2016B), 5.00% (Health Quest Systems, Inc. Obligated Group), 7/1/2046	218,550
300,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds, 5.00% (Buffalo, NY City School District), 5/1/2031	351,147
200,000		Hempstead, NY Local Development Corp., Revenue Refunding Bonds (Series 2014), 5.00% (Adelphi University), 10/1/2034	222,804
215,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	244,335
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	552,620
300,000		Madison County, NY Capital Resource Corp., Tax-Exempt Revenue Bonds (Series 2015B), 5.00% (Colgate University), 7/1/2040	341,604
300,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 1.01%, 11/1/2018	299,940
500,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Bonds (Series 2009B), 5.00% (MTA Dedicated Tax Fund)/(Original Issue Yield: 5.10%), 11/15/2034	546,395
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2012E), 5.00% (MTA Transportation Revenue), 11/15/2025	581,225
475,000		Monroe County, NY IDC, Revenue Bonds (Series 2011A), 5.00% (University of Rochester, NY), 7/1/2041	525,312
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$200,000		Monroe County, NY IDC, Tax-Exempt Revenue Bonds (Series 2015), 5.00% (Highland Hospital of Rochester), 7/1/2033	$222,602
100,000		Nassau County, NY Local Economic Assistance Corp., Revenue Bonds (Series 2014), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2034	107,620
200,000		Nassau County, NY Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006A-3), 5.125% (Original Issue Yield: 5.31%), 6/1/2046	190,418
500,000		New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	596,755
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art)/(United States Treasury PRF 10/1/2018@100), 4/1/2028	532,565
500,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art)/(United States Treasury PRF 10/1/2018@100), 4/1/2031	532,565
300,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2016 Subseries CC-1), 4.00%, 6/15/2038	309,069
500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008AA), 5.00% (United States Treasury PRF 6/15/2018@100), 6/15/2022	527,265
100,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	103,335
455,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	517,663
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4), 1.34%, 2/15/2020	199,774
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.00%, 8/1/2032	348,666
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25% (Original Issue Yield: 6.40%), 10/15/2028	59,626
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	461,344
180,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	203,729
400,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 3), 5.00% (7 World Trade Center LLC), 3/15/2044	432,336
500,000		New York State Dormitory Authority, General Purpose Revenue Bonds (Series 2011C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	567,790
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(National Public Finance Guarantee Corp. INS), 7/1/2023	593,745
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$520,000		New York State Dormitory Authority, Revenue Bonds (Series 2008C), 5.00% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 3/15/2018@100), 3/15/2026	$542,859
10,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2023	10,850
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2010A), 5.00% (Cornell University), 7/1/2035	554,580
350,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Miriam Osborn Memorial Home Association), 7/1/2042	361,291
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2012), 5.00% (Rochester, NY Institute of Technology), 7/1/2038	443,364
100,000		New York State Dormitory Authority, Revenue Bonds (Series 2012A), 5.00% (Catholic Health System Obligated Group), 7/1/2032	106,994
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2012B), 5.00% (St. John's University), 7/1/2030	283,070
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2013A), 5.00% (New York University), 7/1/2037	225,520
400,000		New York State Dormitory Authority, Revenue Bonds (Series 2014), 5.00% (Fordham University), 7/1/2030	453,196
200,000	[2,3]	New York State Dormitory Authority, Revenue Bonds (Series 2015), 5.00% (Orange Regional Medical Center), 12/1/2040	212,634
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (Barnard College), 7/1/2035	337,146
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2036	332,187
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015A), 5.00% (The New School), 7/1/2040	331,839
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2015B), 5.00% (State University of New York Educational Facilities), 7/1/2040	338,544
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2017A), 5.00% (Columbia University), 10/1/2047	261,920
300,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	315,729
500,000		New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	541,455
500,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	557,735
220,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2028	248,030
500,000		New York State Thruway Authority, General Revenue Bonds (Series 2014J), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2027	579,845
Semi-Annual Shareholder Report
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$200,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2016A), 5.25% (New York State Thruway Authority - General Revenue), 1/1/2056	$225,580
210,000	New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	224,828
500,000	New York State, UT GO Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.24%), 2/15/2039	535,125
500,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	558,305
300,000	New York Transportation Development Corp., Special Facilities Bonds (Series 2016A), 4.00% (Laguardia Airport Terminal B Redevelopment), 7/1/2046	274,542
100,000	New York Transportation Development Corp., Special Facility Revenue Refunding Bonds (Series 2016), 5.00% (American Airlines, Inc.), 8/1/2031	104,098
335,000	Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	335,824
500,000	Niagara Area Development Corp., NY, Tax Exempt Revenue Bonds (Series 2012A), 5.00% (Niagara University), 5/1/2030	547,670
200,000	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.25%, 5/15/2040	218,796
250,000	Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	273,257
200,000	Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 5.00%, 1/15/2019	213,370
500,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.00%, 10/15/2041	566,580
350,000	Suffolk County, NY Water Authority, Revenue Bonds (Series 2015A), 5.00%, 6/1/2037	399,476
450,000	Syracuse, NY IDA, School Facility Revenue Bonds (Series 2008A), 5.00% (Syracuse CSD, NY)/(AGM INS), 5/1/2028	468,859
300,000	Tompkins County, NY Development Corp., Continuing Care Retirement Community Revenue Bonds (Series 2014A), 5.00% (Kendal at Ithaca, Inc.), 7/1/2044	315,204
200,000	Tompkins County, NY Development Corp., Tax-Exempt Revenue Refunding Bonds (Series 2015), 5.00% (Ithaca College), 7/1/2038	220,164
500,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (United States Treasury PRF 5/15/2018@100)/(Original Issue Yield: 5.10%), 11/15/2037	525,375
290,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	309,427
Semi-Annual Shareholder Report
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$170,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00% (United States Treasury PRF 11/15/2018@100), 11/15/2023	$181,946
300,000	Troy, NY Capital Resource Corp., Revenue Bonds (Series 2015), 5.00% (Rensselaer Polytechnic Institute), 8/1/2032	338,400
300,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	328,566
200,000	Utility Debt Securitization Authority, NY, Restructuring Bonds (Series 2016A), 5.00% (Long Island Power Authority, NY), 12/15/2034	235,074
	TOTAL	26,736,681
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $26,059,289)	27,058,176
	SHORT-TERM MUNICIPALS—4.9%[4]
	New York—4.9%
150,000	New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.58%, 3/1/2017	150,000
250,000	New York City, NY Municipal Water Finance Authority, (Senior Revenue Bonds) (Series 2008 B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.57%, 3/1/2017	250,000
900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.61%, 3/1/2017	900,000
100,000	New York State HFA, (2013 Series A) Daily VRDNs (160 Madison Avenue)/(PNC Bank, N.A. LOC), 0.60%, 3/1/2017	100,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,400,000)	1,400,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $27,459,289)[5]	28,458,176
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(11,592)
	TOTAL NET ASSETS—100%	$28,446,584
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.3% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $212,634, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $212,634, which represented 0.7% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	The cost of investments for federal tax purposes amounts to $27,440,710.
Semi-Annual Shareholder Report
6

6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CSD	—Central School District
GO	—General Obligation
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TFA	—Transitional Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.71	$10.33	$10.45	$9.86	$10.65	$10.13
Income From Investment Operations:
Net investment income	0.15	0.30	0.32	0.33	0.34	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)	0.38	(0.12)	0.59	(0.80)	0.52
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.68	0.20	0.92	(0.46)	0.88
Less Distributions:
Distributions from net investment income	(0.14)	(0.30)	(0.32)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Period	$10.27	$10.71	$10.33	$10.45	$9.86	$10.65
Total Return[1]	(2.76)%	6.72%	1.94%	9.46%	(4.50)%	8.88%
Ratios to Average Net Assets:
Net expenses	0.76%[2]	0.76%	0.76%	0.76%	0.76%	0.62%
Net investment income	2.83%[2]	2.89%	3.10%	3.26%	3.15%	3.49%
Expense waiver/reimbursement[3]	0.69%[2]	0.59%	0.65%	0.70%	0.53%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,843	$31,472	$28,576	$28,022	$27,534	$33,073
Portfolio turnover	4%	10%	17%	27%	7%	19%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales change, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.71	$10.33	$10.45	$9.86	$10.65	$10.13
Income From Investment Operations:
Net Investment Income	0.11	0.23	0.25	0.25	0.25	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	(0.44)	0.38	(0.13)	0.59	(0.79)	0.53
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	0.61	0.12	0.84	(0.54)	0.81
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.24)	(0.25)	(0.25)	(0.29)
Net Asset Value, End of Period	$10.27	$10.71	$10.33	$10.45	$9.86	$10.65
Total Return[1]	(3.12)%	5.92%	1.18%	8.65%	(5.21)%	8.07%
Ratios to Average Net Assets:
Net expenses	1.52%[2]	1.52%	1.52%	1.52%	1.52%	1.38%
Net investment income	2.06%[2]	2.14%	2.34%	2.50%	2.37%	2.72%
Expense waiver/reimbursement[3]	0.68%[2]	0.58%	0.65%	0.69%	0.52%	1.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,604	$1,869	$2,130	$2,562	$2,661	$3,022
Portfolio turnover	4%	10%	17%	27%	7%	19%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales change, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
February 28, 2017 (unaudited)
Assets:
Total investment in securities, at value (identified cost $27,459,289)		$28,458,176
Cash		36,251
Income receivable		304,288
Prepaid expenses		10,860
Receivable for shares sold		1,433
TOTAL ASSETS		28,811,008
Liabilities:
Payable for investments purchased	$256,490
Payable for shares redeemed	42,835
Income distribution payable	9,578
Payable for portfolio accounting fees	46,662
Payable for other service fees (Notes 2 and 5)	6,885
Payable to adviser (Note 5)	1,054
Payable for distribution services fee (Note 5)	920
TOTAL LIABILITIES		364,424
Net assets for 2,770,165 shares outstanding		$28,446,584
Net Assets Consists of:
Paid-in capital		$29,944,117
Net unrealized appreciation of investments		998,887
Accumulated net realized loss on investments and futures contracts		(2,498,269)
Undistributed net investment income		1,849
TOTAL NET ASSETS		$28,446,584
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($26,842,612 ÷ 2,613,974 shares outstanding), no par value, unlimited shares authorized		$10.27
Offering price per share (100/95.50 of $10.27)		$10.75
Redemption proceeds per share		$10.27
Class B Shares:
Net asset value per share ($1,603,972 ÷ 156,191 shares outstanding), no par value, unlimited shares authorized		$10.27
Offering price per share		$10.27
Redemption proceeds per share (94.50/100 of $10.27)		$9.71
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended February 28, 2017 (unaudited)
Investment Income:
Interest			$543,665
Expenses:
Investment adviser fee (Note 5)		$60,476
Administrative fee (Note 5)		11,833
Custodian fees		2,342
Transfer agent fees		9,820
Directors'/Trustees' fees (Note 5)		943
Auditing fees		14,073
Legal fees		4,850
Distribution services fee (Note 5)		6,377
Other service fees (Notes 2 and 5)		37,781
Portfolio accounting fees		46,635
Share registration costs		18,890
Printing and postage		9,077
Miscellaneous (Note 5)		2,615
TOTAL EXPENSES		225,712
Waiver and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(60,476)
Reimbursements of other operating expenses (Notes 2 and 5)	(43,145)
TOTAL WAIVER AND REIMBURSEMENTS		(103,621)
Net expenses			122,091
Net investment income			421,574
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			352,628
Net realized gain on futures contracts			3,350
Net change in unrealized appreciation of investments			(1,751,466)
Net realized and unrealized loss on investments and futures contracts			(1,395,488)
Change in net assets resulting from operations			$(973,914)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2017	Year Ended 8/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$421,574	$911,602
Net realized gain (loss) on investments and futures contracts	355,978	(48,294)
Net change in unrealized appreciation/depreciation of investments	(1,751,466)	1,194,503
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(973,914)	2,057,811
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(402,282)	(869,539)
Class B Shares	(17,517)	(42,732)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(419,799)	(912,271)
Share Transactions:
Proceeds from sale of shares	1,547,105	3,794,181
Net asset value of shares issued to shareholders in payment of distributions declared	355,078	761,780
Cost of shares redeemed	(5,402,316)	(3,067,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,500,133)	1,488,652
Change in net assets	(4,893,846)	2,634,192
Net Assets:
Beginning of period	33,340,430	30,706,238
End of period (including undistributed net investment income of $1,849 and $74, respectively)	$28,446,584	$33,340,430
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2017 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)), and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class B Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $103,621 is disclosed in various locations in this Note 2 and Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended February 28, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$35,656	$(1,411)
Class B Shares	2,125	—
TOTAL	$37,781	$(1,411)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At February 28, 2017, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $230,942. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$3,350
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	149,830	$1,547,105	360,075	$3,794,181
Shares issued to shareholders in payment of distributions declared	32,653	337,569	68,309	719,931
Shares redeemed	(507,139)	(5,196,207)	(254,957)	(2,693,360)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(324,656)	$(3,311,533)	173,427	$1,820,752

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	1,694	17,509	3,973	41,849
Shares redeemed	(19,993)	(206,109)	(35,640)	(373,949)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(18,299)	$(188,600)	(31,667)	$(332,100)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(342,955)	$(3,500,133)	141,760	$1,488,652
4. FEDERAL TAX INFORMATION
At February 28, 2017, the cost of investments for federal tax purposes was $27,440,710. The net unrealized appreciation of investments for federal tax purposes was $1,017,466. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,184,130 and net unrealized depreciation from investments for those securities having an excess of cost over value of $166,664.
At August 31, 2016, the Fund had a capital loss carryforward of $2,609,302 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$64,175	$41,862	$106,037
2017	$958,822	NA	$958,822
2018	$1,218,820	NA	$1,218,820
2019	$325,623	NA	$325,623
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse other operating expenses. For the six months ended February 28, 2017, the Adviser, voluntarily waived its entire fee of $60,476 and voluntarily reimbursed $41,734 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$6,377
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2017, FSC retained $5,244 of fees paid by the Fund. For the six months ended February 28, 2017, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 28, 2017, FSSC received $2,909 and reimbursed $1,411 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2017, FSC retained $2,073 in sales charges from the sale of Class A Shares.
Interfund Transactions
During the six months ended February 28, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,400,000 and $2,200,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related
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expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2017, were as follows:
Purchases	$1,169,583
Sales	$5,295,777
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2017, 4.1% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2017, the Fund had no outstanding loans. During the six months ended February 28, 2017, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2017, there were no outstanding loans. During the six months ended February 28, 2017, the program was not utilized.
10. Regulatory UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$972.40	$3.72
Class B Shares	$1,000	$968.80	$7.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
Class B Shares	$1,000	$1,017.26	$7.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Class B Shares	1.52%
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Evaluation and Approval of Advisory Contract–May 2016
Federated New York Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
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responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report
27

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report
28

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated New York Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923401
CUSIP 313923880
4031009 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2017
Share Class	Ticker
A	OMIAX
F	OMIFX

Federated Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2016 through February 28, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	17.5%
Education	16.3%
Pre-Refunded	14.2%
Dedicated Tax	9.7%
General Obligation—Local	8.4%
Water & Sewer	7.1%
Toll Road	4.2%
Public Power	4.0%
General Obligation—State	3.9%
General Obligation— State Appropriation	3.5%
Other[2]	10.2%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 88.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—94.8%
	Guam—1.0%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$1,021,480
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	626,343
	TOTAL	1,647,823
	Ohio—93.6%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2012), 5.00% (Akron General Health System)/(United States Treasury PRF 1/1/2022@100), 1/1/2031	2,314,540
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Facilities Revenue Bonds (Series 2016), 5.25% (Summa Health System), 11/15/2041	1,089,650
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District, Hospital Improvement & Revenue Refunding Bonds (Series 2012), 5.00% (Children's Hospital Medical Center, Akron), 11/15/2032	2,177,540
1,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2031	1,130,850
2,000,000	Akron, OH, Income Tax Revenue Refunding Bonds (Series 2012A), 5.00% (Akron, OH Community Learning Centers), 12/1/2033	2,248,000
500,000	Akron, OH, Revenue Refunding Bonds (Series A), 5.00% (Akron, OH Community Learning Centers), 12/1/2023	578,330
2,000,000	Allen County, OH, Hospital Facilities Revenue Bonds (Series 2010B), 5.25% (Mercy Health), 9/1/2027	2,210,100
1,000,000	Allen County, OH, Hospital Facilities Revenue Refunding Bonds, 5.00% (Mercy Health), 11/1/2043	1,079,880
115,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	119,150
1,885,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project)/(United States Treasury PRF 2/15/2018@100), 2/15/2028	1,965,471
2,250,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2029	2,541,645
1,000,000	American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2042	1,096,510
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.00%, 6/1/2044	2,222,920
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	$1,985,080
2,000,000	Butler County, OH Hospital Facilities Authority, Revenue Bonds (Series 2016), 5.00% (UC Health ), 11/15/2045	2,196,720
1,000,000	Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	1,004,480
1,000,000	Cincinnati City School District, OH, UT GO Bonds, 5.00% (National Public Finance Guarantee Corp. INS), 12/1/2017	1,032,190
3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	3,419,310
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, 12/1/2032	2,245,900
2,105,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	2,320,973
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,664,880
1,980,000	Cleveland, OH Airport System, Revenue Bonds (Series 2006A), 5.25% (Assured Guaranty Corp. INS), 1/1/2018	2,046,924
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00% (Assured Guaranty Corp. INS), 1/1/2023	386,878
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00% (Ohio School District Credit Enhancement GTD), 12/1/2033	1,138,370
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,611,597
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,117,660
245,000	Cleveland, OH Water, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2026	253,105
2,000,000	Cleveland, OH, LT GO Bonds, 5.50% (AGM INS), 10/1/2019	2,218,500
3,000,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2014), 5.00% (Euclid Avenue Development Corp.), 8/1/2039	3,267,360
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00% (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,086,810
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,155,440
500,000	Columbus, OH, UT GO Refunding Bonds (Series 1), 5.00% (United States Treasury PRF 7/1/2023@100), 7/1/2028	596,310
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00% (United States Treasury PRF 8/15/2023@100), 8/15/2028	1,792,590
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	1,536,189
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	$1,108,880
220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	251,548
1,335,000	Dayton, OH Airport, Airport Revenue Refunding Bonds (Series 2014A), 5.00% (James M. Cox Dayton International Airport)/(AGM INS), 12/1/2026	1,460,356
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	2,029,260
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,271,980
2,400,000	Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2010A), 5.625% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.75%), 7/1/2026	2,576,256
1,000,000	Franklin County, OH Health Care Facilities, Refunding & Improvement Bonds (Series 2014), 5.00% (Friendship Village of Dublin, OH, Inc.), 11/15/2044	1,064,390
1,000,000	Franklin County, OH Hospital Facility Authority, Hospital Facilities Revenue Bonds (Series 2015), 5.00% (OhioHealth Corp,), 5/15/2040	1,111,510
1,535,000	Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital)/(United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 5.11%), 11/1/2034	1,691,202
2,165,000	Franklin County, OH, Various Purpose LT GO Bonds, 5.00% (United States Treasury PRF 12/1/2017@100), 12/1/2031	2,234,756
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,208,180
2,850,000	Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,139,417
500,000	Hamilton County, OH, Healthcare Improvement and Revenue Refunding Bonds (Series 2016), 5.00% (Life Enriching Communities), 1/1/2051	508,185
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00% (Assured Guaranty Corp. INS), 11/1/2021	306,085
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,716,938
165,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. INS), 5/1/2028	176,992
70,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00% (Assured Guaranty Corp. LOC), 5/1/2023	75,400
1,860,000	Kettering, OH City School District, UT GO Bonds, 4.75% (United States Treasury PRF 6/1/2017@100), 12/1/2020	1,879,772
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$400,000	Kettering, OH City School District, UT GO School Improvement Refunding Bonds, 4.75% (United States Treasury PRF 6/1/2017@100), 12/1/2022	$404,252
1,000,000	Lorain County, OH, Hospital Revenue Bonds (Series 2006H), 5.00% (Mercy Health)/(Assured Guaranty Corp. INS), 2/1/2024	1,040,460
2,000,000	Lucas County, OH, Hospital Revenue Bonds (Series 2011A), 6.50% (ProMedica Healthcare Obligated Group), 11/15/2037	2,357,460
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,238,180
500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	558,180
1,600,000	Miamisburg, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2024	1,713,968
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00% (AGM INS), 12/1/2021	524,100
1,000,000	Montgomery County, OH, Revenue Bonds (Series 2008D), 6.125% (Catholic Health Initiatives)/(Original Issue Yield: 6.30%), 10/1/2028	1,070,650
1,000,000	Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	1,033,590
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,116,360
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, 11/15/2038	2,246,840
155,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	153,520
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009B), 5.80% (Columbus Southern Power Company), 12/1/2038	2,174,480
1,150,000	Ohio State Air Quality Development Authority, Environmental Improvement Revenue Bonds (Series 2010), 5.00% (Buckeye Power, Inc.), 12/1/2021	1,280,939
400,000	Ohio State Building Authority, Administration Building Fund Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 4/1/2019@100), 10/1/2023	432,688
2,000,000	Ohio State Capital Facilities, Parks and Recreation Improvement Fund Projects (Series 2016C), 5.00% (Ohio State), 12/1/2031	2,328,760
2,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2015), 5.00% (Kenyon College, OH), 7/1/2041	2,209,220
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.375% (University of Dayton)/(Original Issue Yield: 5.48%), 12/1/2030	1,109,430
1,830,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2013), 5.00% (University of Dayton), 12/1/2031	2,047,825
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2008C), 5.00% (Case Western Reserve University, OH)/(United States Treasury PRF 12/1/2017@100), 12/1/2029	$1,031,990
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2016), 5.00% (Case Western Reserve University, OH), 12/1/2040	1,123,040
2,000,000	Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2046	2,152,820
3,325,000	Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 12/31/2039	3,544,051
1,000,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	1,090,440
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00% (Original Issue Yield: 5.05%), 2/15/2048	1,093,370
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50% (National Re Holdings Corp. INS), 2/15/2024	1,196,720
1,810,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2027	1,936,881
190,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00% (United States Treasury PRF 12/1/2018@100), 12/1/2027	203,534
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,124,230
1,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,052,080
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00% (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,052,080
1,000,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.00%, 6/1/2037	1,159,800
3,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2030	3,471,780
1,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, 9/15/2024	1,702,740
4,000,000	Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	4,604,160
1,500,000	Ohio State, Hospital Revenue Bonds, 5.00% (Cleveland Clinic), 1/1/2031	1,695,540
1,200,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,236,444
Semi-Annual Shareholder Report
6

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,000,000		Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75% (United States Treasury PRF 6/15/2018@100), 6/15/2019	$1,063,270
2,000,000		Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,202,220
267,492	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	3
36,720	[1,2]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	0
470,000		River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25% (School District Credit Program GTD), 11/1/2023	560,231
700,000		South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	789,383
1,250,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	1,367,950
500,000		Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00% (School District Credit Program GTD), 12/1/2027	565,020
1,000,000		Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,131,950
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,801,380
2,000,000		University of Akron, OH, General Receipts Bonds (Series 2008B), 5.25% (United States Treasury PRF 1/1/2018@100), 1/1/2027	2,074,840
1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	1,157,751
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.00%, 1/1/2036	1,113,540
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	1,121,290
1,000,000	[3]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.971%, 6/1/2018	996,830
		TOTAL	153,121,219
		Puerto Rico—0.2%
1,000,000	[2,4]	Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	253,750
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $151,375,827)	155,022,792
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7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—4.2%[5]
	Ohio—4.2%
$5,050,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.59%, 3/1/2017	$5,050,000
1,700,000	Alliance, OH, (Series 2003) Daily VRDNs (Alliance Community Hospital) , (JPMorgan Chase Bank, N.A. LOC), 0.57%, 3/1/2017	1,700,000
100,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.57%, 3/1/2017	100,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $6,850,000)	6,850,000
	TOTAL MUNICIPAL INVESTMENTS—99.0% (IDENTIFIED COST $158,225,827)[6]	161,872,792
	OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	1,650,333
	TOTAL NET ASSETS—100%	$163,523,125
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.1% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $3, which represented 0.0% of total net assets.
2	Non-income-producing security.
3	Floating rate note with current rate and current maturity or next reset date shown.
4	Security in default.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $158,003,566.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
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The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CCD	—Community College District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.56	$11.16	$11.28	$10.70	$11.47	$10.93
Income from Investment Operations:
Net investment income	0.16	0.34	0.36	0.36	0.38	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	(0.50)	0.39	(0.14)	0.59	(0.79)	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.73	(0.22)	0.95	(0.41)	0.94
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.37)	(0.36)	(0.40)
Distributions from net realized gain on investments	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.33)	(0.34)	(0.37)	(0.36)	(0.40)
Net Asset Value, End of Period	$11.05	$11.56	$11.16	$11.28	$10.70	$11.47
Total Return[1]	(2.98)%	6.65%	2.00%	9.00%	(3.73)%	8.72%
Ratios to Average Net Assets:
Net expenses	0.76%[2]	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.86%[2]	2.96%	3.16%	3.32%	3.28%	3.40%
Expense waiver/reimbursement[3]	0.16%[2]	0.15%	0.14%	0.16%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,422	$66,884	$67,469	$69,461	$45,131	$53,165
Portfolio turnover	5%	13%	25%	8%	15%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.57	$11.16	$11.28	$10.70	$11.47	$10.93
Income from Investment Operations:
Net investment income	0.15	0.32	0.34	0.35	0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.51)	0.40	(0.13)	0.58	(0.79)	0.56
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.72	0.21	0.93	(0.43)	0.92
Less Distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.33)	(0.35)	(0.34)	(0.38)
Distributions from net realized gain on investments	(0.01)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.31)	(0.33)	(0.35)	(0.34)	(0.38)
Net Asset Value, End of Period	$11.05	$11.57	$11.16	$11.28	$10.70	$11.47
Total Return[1]	(3.14)%	6.58%	1.84%	8.84%	(3.87)%	8.56%
Ratios to Average Net Assets:
Net expenses	0.91%[2]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.71%[2]	2.81%	3.01%	3.19%	3.13%	3.25%
Expense waiver/reimbursement[3]	0.41%[2]	0.40%	0.39%	0.41%	0.39%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$102,101	$111,156	$107,450	$109,583	$118,639	$128,005
Portfolio turnover	5%	13%	25%	8%	15%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
February 28, 2017 (unaudited)
Assets:
Total investment in securities, at value (identified cost $158,225,827)		$161,872,792
Cash		80,637
Income receivable		1,675,075
Receivable for shares sold		223,269
TOTAL ASSETS		163,851,773
Liabilities:
Payable for shares redeemed	$228,472
Payable for portfolio accounting fees	46,662
Payable for other service fees (Notes 2 and 5)	32,397
Payable for distribution services fee (Note 5)	11,832
Payable for investment adviser fee (Note 5)	1,067
Payable for administrative fee (Note 5)	350
Accrued expenses (Note 5)	7,868
TOTAL LIABILITIES		328,648
Net assets for 14,796,511 shares outstanding		$163,523,125
Net Assets Consists of:
Paid-in capital		$159,444,390
Net unrealized appreciation of investments		3,646,965
Accumulated net realized gain on investments and futures contracts		284,064
Undistributed net investment income		147,706
TOTAL NET ASSETS		$163,523,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($61,422,005 ÷ 5,558,447 shares outstanding), no par value, unlimited shares authorized		$11.05
Offering price per share (100/95.50 of $11.05)		$11.57
Redemption proceeds per share		$11.05
Class F Shares:
Net asset value per share ($102,101,120 ÷ 9,238,064 shares outstanding), no par value, unlimited shares authorized		$11.05
Offering price per share (100/99.00 of $11.05)		$11.16
Redemption proceeds per share (99.00/100 of $11.05)		$10.94
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended February 28, 2017 (unaudited)
Investment Income:
Interest			$3,063,098
Expenses:
Investment adviser fee (Note 5)		$337,978
Administrative fee (Note 5)		66,130
Custodian fees		5,549
Transfer agent fees		47,555
Directors'/Trustees' fees (Note 5)		1,506
Auditing fees		14,073
Legal fees		4,777
Distribution services fee (Note 5)		210,713
Other service fees (Notes 2 and 5)		210,879
Portfolio accounting fees		46,636
Share registration costs		18,874
Printing and postage		12,028
Miscellaneous (Note 5)		11,838
TOTAL EXPENSES		988,536
Waivers:
Waiver of investment adviser fee (Note 5)	$(133,832)
Waiver of other operating expenses (Note 5)	(131,338)
TOTAL WAIVERS		(265,170)
Net expenses			723,366
Net investment income			2,339,732
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			342,924
Net realized loss on futures contracts			(56,299)
Net change in unrealized appreciation of investments			(8,146,712)
Net realized and unrealized loss on investments and futures contracts			(7,860,087)
Change in net assets resulting from operations			$(5,520,355)
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2017	Year Ended 8/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,339,732	$4,991,037
Net realized gain on investments and futures contracts	286,625	799,063
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,146,712)	5,334,706
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,520,355)	11,124,806
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(909,902)	(1,929,974)
Class F Shares	(1,432,634)	(2,979,646)
Distributions from net realized gain on investments
Class A Shares	(32,612)	—
Class F Shares	(54,606)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,429,754)	(4,909,620)
Share Transactions:
Proceeds from sale of shares	8,961,720	13,106,588
Net asset value of shares issued to shareholders in payment of distributions declared	1,945,017	3,876,913
Cost of shares redeemed	(17,473,870)	(20,076,614)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,567,133)	(3,093,113)
Change in net assets	(14,517,242)	3,122,073
Net Assets:
Beginning of period	178,040,367	174,918,294
End of period (including undistributed net investment income of $147,706 and $150,510, respectively)	$163,523,125	$178,040,367
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
February 28, 2017 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers of $265,170 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended February 28, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$79,541
Class F Shares	131,338
TOTAL	$210,879
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 28, 2017, is as follows:
	Acquisition Date	Cost	Market Value
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	12/23/2004	$266,671	$3
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	8/1/2014 - 8/1/2015	$36,720	$0
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
As of February 28, 2017, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period were $842,946 and 888,393. This is based on amounts held as of each month-end throughout the six-month period.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months ended February 28, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(56,299)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	533,276	$5,919,448	527,990	$6,010,776
Shares issued to shareholders in payment of distributions declared	48,904	544,333	96,664	1,098,082
Shares redeemed	(807,381)	(8,928,105)	(888,108)	(10,062,080)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(225,201)	$(2,464,324)	(263,454)	$(2,953,222)

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	270,430	$3,042,272	619,691	$7,095,812
Shares issued to shareholders in payment of distributions declared	125,855	1,400,684	244,601	2,778,831
Shares redeemed	(768,159)	(8,545,765)	(882,975)	(10,014,534)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(371,874)	$(4,102,809)	(18,683)	$(139,891)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(597,075)	$(6,567,133)	(282,137)	$(3,093,113)
4. FEDERAL TAX INFORMATION
At February 28, 2017, the cost of investments for federal tax purposes was $158,003,566. The net unrealized appreciation of investments for federal tax purposes was $3,869,226. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,878,660 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,009,434.
At August 31, 2016, the Fund had a capital loss carryforward of $91,054 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$68,589	NA	$68,589
2019	$22,465	NA	$22,465
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the Adviser voluntarily waived $133,832 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$210,713	$(131,338)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2017, FSC retained $79,375 of fees paid by the Fund. For the six months ended February 28, 2017, the Fund's Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2017, FSC retained $2,449 and $31 in sales charges from the sale of Class A Shares and Class F Shares, respectively. FSC retained $1,268 and $11,199 in CDSC relating to redemptions of Class A and Class F Shares, respectively.
Other Service Fees
For the six months ended February 28, 2017, FSSC received $1,009 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended February 28, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $18,700,000 and $19,100,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expense and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2017, were as follows:
Purchases	$7,573,615
Sales	$13,094,226
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2017, 12.3% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2017, the Fund had no outstanding loans. During the six months ended February 28, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2017, there were no outstanding loans. During the six months ended February 28, 2017 the program was not utilized.
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10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$970.20	$3.71
Class F Shares	$1,000	$968.60	$4.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
Class F Shares	$1,000	$1,020.28	$4.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Class F Shares	0.91%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Ohio Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
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but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
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should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Ohio Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
2032305 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2017
Share Class	Ticker
A	PAMFX
B	FPABX

Federated Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2016 through February 28, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	18.5%
Water & Sewer	13.6%
Education	11.6%
Toll Road	10.8%
General Obligation—Local	10.1%
Pre-Refunded	8.6%
Dedicated Tax	5.8%
Industrial Development/Pollution Control	4.3%
Senior Care	4.1%
Airport	2.9%
Other[2]	8.9%
Other Assets and Liabilities—Net[3]	0.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 90.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.5%
	Pennsylvania—97.5%
$1,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	$1,105,110
2,000,000	Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	2,200,740
1,450,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2023	1,610,095
1,550,000	Allegheny County, PA Airport Authority, Airport Revenue Bonds (Series 2012A-1), 5.00% (Pittsburgh International Airport), 1/1/2024	1,704,814
3,555,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,740,464
370,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc. Project), 9/1/2031	370,170
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00% (Original Issue Yield: 5.20%), 3/1/2026	2,247,580
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,976,126
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.00%, 11/1/2041	2,230,420
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,345,557
3,000,000	Berks County, PA Municipal Authority, Revenue Bonds (Series 2012A), 5.00% (Reading Hospital & Medical Center), 11/1/2044	3,217,050
2,000,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2030	2,242,260
1,360,000	Bethlehem, PA Authority, GTD Water Revenue Bonds (Series 2014), 5.00% (Bethlehem, PA)/(Build America Mutual Assurance INS), 11/15/2031	1,520,725
1,000,000	Canonsburg-Houston Joint Authority, PA, Sewer Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	1,101,950
2,000,000	Central Dauphin, PA School District, LT GO Bonds (Series 2016), 4.00% (State Aid Withholding GTD), 2/1/2029	2,145,240
500,000	Centre County, PA Hospital Authority, Hospital Revenue Bonds (Series 2016A), 5.00% (Mount Nittany Medical Center), 11/15/2046	544,515
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00% (State Aid Withholding GTD), 10/15/2040	1,112,790
2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00% (State Aid Withholding GTD), 2/15/2040	2,758,231
1,900,000	Chester, PA Water Authority, Water Revenue Bonds (Series 2014), 5.00%, 12/1/2039	2,133,225
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	$2,159,460
1,500,000	Clarion County, PA IDA, Water Facility Revenue Refunding Bonds (Series 2009), 5.50% (Pennsylvania American Water Co.), 12/1/2039	1,598,895
2,000,000	Commonwealth Financing Authority of PA, Revenue Bonds (Series 2013B), 5.00% (Commonwealth of Pennsylvania), 6/1/2036	2,177,920
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, 11/15/2030	2,235,240
905,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2038	955,997
1,000,000	Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2016), 5.00% (Dickinson College), 5/1/2030	1,150,110
1,000,000	Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2041	1,009,490
2,500,000	Dauphin County, PA General Authority, Health System Revenue Bonds (Series 2012A), 5.00% (Pinnacle Health System), 6/1/2042	2,693,500
1,000,000	Delaware County, PA Authority, Revenue Bonds (Series 2015), 5.00% (Villanova University), 8/1/2045	1,107,070
1,000,000	Delaware County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 2015), 5.00% (Covanta Energy Corp.), 7/1/2043	995,440
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,388,813
500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	563,155
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,563,497
750,000	East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2029	844,178
250,000	East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2039	268,685
1,105,000	Erie, PA Water Authority, Revenue Refunding Bonds (Series 2014), 5.00% (AGM INS), 12/1/2034	1,239,832
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.00%, 12/1/2043	1,113,420
1,000,000	Fulton County, PA IDA, Hospital Revenue Bonds (Series 2016), 5.00% (Fulton County Medical Center), 7/1/2040	1,000,670
2,250,000	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2009A), 5.25% (Geisinger Health System), 6/1/2039	2,390,062
2,260,000	Geisinger Authority, PA Health System, Revenue Bonds (Series 2014A), 5.00% (Geisinger Health System), 6/1/2041	2,478,542
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	$2,035,040
785,000	Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2015), 5.00% (Masonic Villages), 11/1/2035	858,123
1,000,000	Lancaster County, PA Hospital Authority, Health Center Revenue Refunding Bonds (Series 2015A), 5.00% (Landis Homes Retirement Community)/(Original Issue Yield: 5.03%), 7/1/2045	1,049,290
1,215,000	Lancaster County, PA Hospital Authority, Health System Revenue Bonds (Series 2012B), 5.00% (Lancaster General Hospital)/(United States Treasury PRF 1/1/2022@100), 7/1/2042	1,407,930
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00% (Dauphin County, PA GTD), 12/15/2033	1,116,250
2,250,000	Lycoming County PA Authority, College Revenue Bonds (Series 2008), 5.50% (Pennsylvania College of Technology)/(United States Treasury PRF 4/1/2018@100), 10/1/2032	2,364,435
2,200,000	Lycoming County PA Authority, Revenue Bonds (Series A), 5.75% (Susquehanna Health System)/(Original Issue Yield: 5.90%), 7/1/2039	2,399,386
1,100,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2028	1,199,165
400,000	Montgomery County, PA IDA, Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00% (ACTS Retirement Life Communities, Inc.), 11/15/2029	434,280
1,000,000	Montgomery County, PA IDA, Revenue Bonds (Series 2016), 5.00% (Foulkeways at Gwynedd), 12/1/2046	1,045,160
1,000,000	New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(United States Treasury 5/1/2017@100), 5/1/2033	1,007,880
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2012A), 5.00% (Amtrak), 11/1/2041	1,054,940
1,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	1,056,580
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00% (Dauphin County, PA GTD), 7/1/2053	2,346,760
700,000	Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	700,315
1,500,000	Pennsylvania EDFA, Revenue Bonds (Series 2014A), 5.00% (UPMC Health System), 2/1/2045	1,639,800
1,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,073,210
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,000,000	Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 6/30/2042	$2,148,020
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009), 6.20% (Pennsylvania American Water Co.), 4/1/2039	2,181,780
2,000,000	Pennsylvania EDFA, Water Facilities Revenue Bonds (Series 2009B), 5.00% (Aqua Pennsylvania, Inc.), 11/15/2040	2,163,880
1,500,000	Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,618,665
1,000,000	Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,053,760
1,020,000	Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Assured Guaranty Corp. INS), 5/1/2032	1,025,865
1,000,000	Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC Financial Group, Inc. INS), 12/1/2037	1,009,200
1,000,000	Pennsylvania State Higher Education Facilities Authority, Fixed Rate Revenue Bonds (Series 2015A), 5.25% (Thomas Jefferson University), 9/1/2050	1,100,760
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2035	2,201,420
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009), 5.00% (Carnegie Mellon University), 8/1/2021	1,611,360
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System)/(United States Treasury PRF 8/15/2019@100), 8/15/2022	1,101,190
2,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 200B), 5.50% (University of Pennsylvania Health System)/(United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,131,220
1,100,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010), 5.00% (Thomas Jefferson University)/(United States Treasury PRF 3/1/2020@100), 3/1/2040	1,222,804
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012A), 5.00% (University of Pennsylvania Health System), 8/15/2042	1,624,965
1,630,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2015), 5.00% (University of the Sciences in Philadelphia), 11/1/2036	1,785,942
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (University of Pennsylvania), 10/1/2036	1,142,320
2,000,000	Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	2,001,980
Semi-Annual Shareholder Report
5

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, 12/1/2030	$1,114,670
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009B), 5.125% (Original Issue Yield: 5.30%), 12/1/2040	2,156,860
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Sub-Series B-1 of 2015), 5.00%, 12/1/2045	1,077,040
5,500,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2039	5,966,070
2,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Subordinate Lien Revenue Bonds (SIFMA Index Bonds) (Series 2015A-2), 1.44%, 12/1/2018	1,999,960
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.91%, 12/1/2020	1,443,328
2,440,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50% (Original Issue Yield: 5.55%), 12/1/2041	2,701,226
2,000,000		Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00% (United States Treasury PRF 12/1/2020@100), 12/1/2036	2,344,700
750,000		Pennsylvania State University, Revenue Bonds (Series A of 2016), 5.00%, 9/1/2041	859,920
2,000,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,156,980
1,210,000		Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,317,303
1,575,000		Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,581,442
2,350,000		Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (United States Treasury PRF 10/1/2017@100), 10/1/2037	2,409,549
2,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2011D), 5.00% (Children's Hospital of Philadelphia), 7/1/2028	2,225,800
1,670,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,782,374
1,040,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Children's Hospital of Philadelphia), 7/1/2042	1,183,447
5,000		Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100), 9/1/2038	5,378
Semi-Annual Shareholder Report
6

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$40,000	Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	$43,026
5,000	Philadelphia, PA School District, LT GO Bonds (Series 2008E), 6.00% (United States Treasury PRF 9/1/2018@100)/(Original Issue Yield: 6.30%), 9/1/2038	5,378
2,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,282,820
750,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.33%), 1/1/2036	808,298
1,000,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,161,020
1,035,000	Pittsburgh, PA Urban Redevelopment Authority, Tax Allocation, 4.50% (Center Triangle), 5/1/2019	1,057,770
2,000,000	Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00% (AGM INS), 9/1/2025	2,109,240
3,000,000	Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,397,980
1,075,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00% (Original Issue Yield: 5.08%), 12/1/2031	1,201,345
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,692,345
1,000,000	South Fork Municipal Authority, PA, Hospital Revenue Bonds (Series 2010), 5.50% (Conemaugh Valley Memorial Hospital)/(United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,137,950
1,140,000	Southcentral PA, General Authority, Revenue Bonds (Series 2014A), 5.00% (Wellspan Health Obligated Group), 6/1/2026	1,317,156
1,000,000	Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, 6/1/2028	1,111,630
1,000,000	Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,041,140
2,000,000	St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2012A), 5.00% (Trinity Healthcare Credit Group), 11/15/2026	2,172,780
1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2012A), 5.00% (Bucknell University), 4/1/2042	1,122,380
1,000,000	Union County, PA Higher Educational Facilities Financing Authority, University Revenue Bonds (Series 2015B), 5.00% (Bucknell University), 4/1/2032	1,148,140
3,000,000	West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00%, 11/15/2039	3,377,310
1,685,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2033	1,869,962
Semi-Annual Shareholder Report
7

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$825,000	Wilkes-Barre, PA Finance Authority, Revenue Bonds (Series 2015A), 5.00% (University of Scranton), 11/1/2034	$911,658
2,895,000	York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,256,412
	TOTAL	180,706,500
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $175,555,571)	180,706,500
	SHORT-TERM MUNICIPALS—1.7%[2]
	Pennsylvania—1.7%
3,200,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.56%, 3/1/2017	3,200,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,200,000)	3,200,000
	TOTAL MUNICIPAL INVESTMENTS—99.2% (IDENTIFIED COST $178,755,571)[3]	183,906,500
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	1,483,516
	TOTAL NET ASSETS—100%	$185,390,016
Securities that are subject to the federal alternative minimum tax (AMT) represent 5.9% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate note with current rate and current maturity or next reset date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $178,755,546.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
8

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LT	—Limited Tax
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.28	$10.88	$10.94	$10.34	$11.20	$10.68
Income From Investment Operations:
Net investment income	0.16	0.33	0.36	0.38	0.39	0.40
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.50)	0.40	(0.07)	0.61	(0.87)	0.52
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.73	0.29	0.99	(0.48)	0.92
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.35)	(0.39)	(0.38)	(0.40)
Net Asset Value, End of Period	$10.78	$11.28	$10.88	$10.94	$10.34	$11.20
Total Return[1]	(2.99)%	6.85%	2.65%	9.68%	(4.41)%	8.80%
Ratios to Average Net Assets:
Net expenses	0.76%[2]	0.75%[3]	0.75%	0.75%	0.75%	0.75%
Net investment income	2.98%[2]	3.01%	3.25%	3.60%	3.50%	3.63%
Expense waiver/reimbursement[4]	0.14%[2]	0.13%	0.12%	0.13%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,732	$199,403	$202,057	$219,307	$231,890	$275,974
Portfolio turnover	0%	14%	29%	5%	7%	15%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.75% for the year ended August 31, 2016, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.28	$10.89	$10.95	$10.34	$11.20	$10.68
Income From Investment Operations:
Net investment income	0.15	0.30	0.29	0.30	0.31	0.32
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.52)	0.34	(0.09)	0.61	(0.87)	0.52
TOTAL FROM INVESTMENT OPERATIONS	(0.37)	0.64	0.20	0.91	(0.56)	0.84
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.26)	(0.30)	(0.30)	(0.32)
Net Asset Value, End of Period	$10.79	$11.28	$10.89	$10.95	$10.34	$11.20
Total Return[1]	(3.27)%	5.93%	1.87%	8.93%	(5.15)%	7.96%
Ratios to Average Net Assets:
Net expenses	1.53%[2]	1.52%[3]	1.52%	1.52%	1.52%	1.52%
Net investment income	2.21%[2]	2.25%	2.48%	2.84%	2.73%	2.87%
Expense waiver/reimbursement[4]	0.12%[2]	0.11%	0.10%	0.11%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,658	$1,955	$2,429	$2,815	$3,824	$5,137
Portfolio turnover	0%	14%	29%	5%	7%	15%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.52% for the year ended August 31, 2016, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
February 28, 2017 (unaudited)
Assets:
Total investment in securities, at value (identified cost $178,755,571)		$183,906,500
Cash		12,426
Income receivable		2,177,815
Receivable for shares sold		1,102
TOTAL ASSETS		186,097,843
Liabilities:
Payable for investments purchased	$558,100
Payable for shares redeemed	55,720
Payable for portfolio accounting fees	46,663
Payable for other service fees (Notes 2 and 5)	40,364
Payable for investment adviser fee (Note 5)	1,415
Payable for distribution services fee (Note 5)	954
Payable for administrative fee (Note 5)	398
Accrued expenses (Note 5)	4,213
TOTAL LIABILITIES		707,827
Net assets for 17,193,153 shares outstanding		$185,390,016
Net Assets Consists of:
Paid-in capital		$197,207,510
Net unrealized appreciation of investments		5,150,929
Accumulated net realized loss on investments and futures contracts		(17,125,631)
Undistributed net investment income		157,208
TOTAL NET ASSETS		$185,390,016
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($183,732,351 ÷ 17,039,519 shares outstanding), no par value, unlimited shares authorized		$10.78
Offering price per share (100/95.50 of $10.78)		$11.29
Redemption proceeds per share		$10.78
Class B Shares:
Net asset value per share ($1,657,665 ÷ 153,634 shares outstanding), no par value, unlimited shares authorized		$10.79
Offering price per share		$10.79
Redemption proceeds per share (94.50/100 of $10.79)		$10.20
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended February 28, 2017 (unaudited)
Investment Income:
Interest			$3,555,240
Expenses:
Investment adviser fee (Note 5)		$379,741
Administrative fee (Note 5)		74,301
Custodian fees		6,012
Transfer agent fees		48,913
Directors'/Trustees' fees (Note 5)		1,600
Auditing fees		14,073
Legal fees		4,777
Distribution services fee (Note 5)		6,687
Other service fees (Notes 2 and 5)		236,152
Portfolio accounting fees		46,636
Share registration costs		18,084
Printing and postage		13,019
Miscellaneous (Note 5)		11,899
TOTAL EXPENSES		861,894
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(114,238)
Reimbursement of other operating expenses (Notes 2 and 5)	(17,623)
TOTAL WAIVER AND REIMBURSEMENT		(131,861)
Net expenses			730,033
Net investment income			2,825,207
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			14,311
Net realized loss on futures contracts			(39,057)
Net change in unrealized appreciation of investments			(8,757,357)
Net realized and unrealized loss on investments and futures contracts			(8,782,103)
Change in net assets resulting from operations			$(5,956,896)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2017	Year Ended 8/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,825,207	$5,991,885
Net realized gain (loss) on investments and futures contracts	(24,746)	246,040
Net change in unrealized appreciation/depreciation of investments and futures contracts	(8,757,357)	6,876,038
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,956,896)	13,113,963
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,824,214)	(5,952,216)
Class B Shares	(19,835)	(48,177)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,844,049)	(6,000,393)
Share Transactions:
Proceeds from sale of shares	4,843,982	14,059,901
Net asset value of shares issued to shareholders in payment of distributions declared	2,117,293	4,353,972
Cost of shares redeemed	(14,128,977)	(28,654,766)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,167,702)	(10,240,893)
Change in net assets	(15,968,647)	(3,127,323)
Net Assets:
Beginning of period	201,358,663	204,485,986
End of period (including undistributed net investment income of $157,208 and $176,050, respectively)	$185,390,016	$201,358,663
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2017 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B shares were closed to new accounts/investors on June 1, 2015 and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a price service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based
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on relative average daily net assets, except that Class A Shares and Class B Shares may bear distribution services fees and other services fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $131,861 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$233,923	$(17,623)
Class B Shares	2,229	—
TOTAL	$236,152	$(17,623)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures against default.
At February 28, 2017, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $2,703,449. This is based on amounts held as of each month-end throughout the six-month period.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(39,057)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	443,641	$4,843,982	1,263,328	$14,059,901
Shares issued to shareholders in payment of distributions declared	193,071	2,097,572	389,372	4,306,360
Shares redeemed	(1,279,509)	(13,896,343)	(2,539,546)	(28,057,547)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(642,797)	$(6,954,789)	(886,846)	$(9,691,286)

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	1,814	19,721	4,307	47,612
Shares redeemed	(21,450)	(232,634)	(54,112)	(597,219)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(19,636)	$(212,913)	(49,805)	$(549,607)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(662,433)	$(7,167,702)	(936,651)	$(10,240,893)
4. FEDERAL TAX INFORMATION
At February 28, 2017, the cost of investments for federal tax purposes was $178,755,546. The net unrealized appreciation of investments for federal tax purposes was $5,150,954. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,321,813 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,170,859.
At August 31, 2016, the Fund had a capital loss carryforward of $17,113,723 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$7,258,745	NA	$7,258,745
2018	$9,851,417	NA	$9,851,417
2019	$3,561	NA	$3,561
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the Adviser voluntarily waived $114,238 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$6,687
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2017, FSC retained $5,499 of fees paid by the Fund. For the six months ended February 28, 2017, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 28, 2017, FSSC received $16,386 and reimbursed $17,623 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2017, FSC retained $7,290 in sales charges from the sale of Class A Shares. FSC also retained $1,251 of CDSC relating to redemptions of Class B Shares.
Interfund Transactions
During the six months ended February 28, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,850,000 and $11,850,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2017 were as follows:
Purchases	$558,100
Sales	$5,039,870
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2017, 11.1% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2017, the Fund had no outstanding loans. During the six months ended February 28, 2017, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2017, there were no outstanding loans. During the six months ended February 28, 2017, the program was not utilized.
10. Regulatory Updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$970.10	$3.71
Class B Shares	$1,000	$967.30	$7.46
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
Class B Shares	$1,000	$1,017.21	$7.65
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Class B Shares	1.53%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Pennsylvania Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
28

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Semi-Annual Shareholder Report
29

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
Semi-Annual Shareholder Report
30

breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
CUSIP 313923807
2032304 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2017
Share Class	Ticker
A	FMOAX
B	FMOBX
C	FMNCX
F	FHTFX
Institutional	FMYIX

Federated Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Municipal Securities Income Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2016 through February 28, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development Bond/Pollution Control Revenue Bond	10.3%
Education	9.5%
Senior Care	8.7%
Hospital	8.4%
Pre-refunded	8.2%
Dedicated Tax	7.6%
Incremental Tax	6.6%
Tobacco	6.3%
Water and Sewer	5.7%
Toll Road	4.4%
Other[2]	23.3%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 75.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.8%
		Alabama—1.6%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	$2,284,840
1,500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,491,690
500,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facilities Revenue Bonds (Series 2011A), 7.50% (Redstone Village)/(Original Issue Yield: 7.625%), 1/1/2047	538,655
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50% (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,264,140
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25% (AGM INS), 10/1/2048	2,251,480
835,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	927,618
		TOTAL	9,758,423
		Alaska—0.4%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	97,570
2,000,000	[3,4]	Koyukuk, AK, Revenue Bonds (Series 2011), 7.75% (Tanana Chiefs Conference Health Care)/(United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	2,329,620
		TOTAL	2,427,190
		Arizona—2.6%
1,000,000	[3,4]	Maricopa County, AZ IDA, Revenue Refunding Bonds, 5.00% (Paradise Schools), 7/1/2047	985,720
4,000,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2003A), 6.25% (Public Service Co., NM), 1/1/2038	4,446,680
1,500,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 7.25% (El Paso Electric Co.), 2/1/2040	1,654,110
1,500,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2044	1,562,550
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2016A), 5.00% (Great Heart Academies), 7/1/2046	1,040,040
1,385,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,513,611
3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	4,052,343
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$430,000	[3,4]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	$464,168
		TOTAL	15,719,222
		California—8.7%
750,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	779,460
565,000	[3,4]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2045	584,832
2,500,000		California State, Various Purpose UT GO Bonds, 5.25%, 10/1/2029	2,755,225
2,500,000		California State, Various Purpose UT GO Bonds, 6.00% (Original Issue Yield: 6.10%), 4/1/2038	2,757,275
1,030,000	[3,4]	California Statewide CDA MFH, Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,030,927
2,250,000	[3,4]	California Statewide CDA, Revenue Bonds (Series 2016A), 5.25% (Loma Linda University Medical Center ), 12/1/2056	2,364,277
2,000,000		Chula Vista, CA, COPs, 5.50% (United States Treasury PRF 3/1/2020@100)/(Original Issue Yield: 5.88%), 3/1/2033	2,257,180
1,555,000		Community Facilities District No. 2016 of the County of Orange, Special Tax Revenue Bonds (Series 2016A), 5.00% (CFD 2016-1 (Village of Esencia)), 8/15/2046	1,646,310
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	551,265
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00% (Original Issue Yield: 6.40%), 1/15/2053	3,417,180
500,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2013A), 5.00% (California State), 6/1/2029	567,055
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00% (California State), 6/1/2045	2,204,400
6,530,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	6,562,650
1,000,000		Irvine, CA Community Facilities District No. 2013-3, Special Tax Bonds (Series 2014), 5.00% (Great Park Improvement Area No. 1), 9/1/2049	1,049,270
1,300,000		Irvine, CA Community Facilities District No. 2013-3, Special Tax Bonds (Series 2016), 4.00% (Great Park Improvement Area No. 4), 9/1/2049	1,232,660
95,000		Irvine, CA, LO Improvement Bonds, 5.00% (Irvine, CA Reassessment District No. 13-1), 9/2/2028	104,217
365,000		Irvine, CA, LO Improvement Bonds, 5.00% (Irvine, CA Reassessment District No. 13-1), 9/2/2029	396,113
180,000		Irvine, CA, LO Improvement Bonds, 5.00% (Irvine, CA Reassessment District No. 13-1), 9/2/2030	194,688
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,000,000		Los Angeles, CA Department of Water & Power (Water Works/System), Water System Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	$1,138,450
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,096,620
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	3,459,350
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.00%, 11/1/2039	1,045,200
495,000		Poway, CA USDT, Special Tax Bonds (Series 2012), 5.00% (Community Facilities District No. 6 (4S Ranch)), 9/1/2033	538,624
2,000,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010D), 6.00% (Desert Communities Redevelopment Project Area)/(Original Issue Yield: 6.02%), 10/1/2037	2,281,100
1,500,000		Riverside County, CA Redevelopment Agency, Tax Allocation Bonds (Series 2010E), 6.50% (Interstate 215 Corridor Redevelopment Project Area)/(Original Issue Yield: 6.53%), 10/1/2040	1,730,520
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	163,880
1,250,000		San Buenaventura, CA, Revenue Bonds (Series 2011), 8.00% (Community Memorial Health System), 12/1/2031	1,505,437
1,000,000		San Francisco, CA City & County Redevelopment Finance Agency, Tax Allocation Bonds (Series 2011C), 6.75% (Mission Bay North Redevelopment)/(United States Treasury PRF 2/1/2021@100)/(Original Issue Yield: 6.86%), 8/1/2041	1,208,360
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency, Tax Allocation Refunding Bonds (Series 2016A), 5.00% (Mission Bay North Redevelopment )/(National Public Finance Guarantee Corp. INS), 8/1/2041	1,437,350
500,000		San Francisco, CA City & County Redevelopment Financing Agency, Tax Allocation Refunding Bonds (Series 2016C), 5.00% (Mission Bay South Redevelopment)/(National Public Finance Guarantee Corp. INS), 8/1/2041	563,180
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	2,305,440
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625% (Original Issue Yield: 5.70%), 9/1/2043	1,361,900
1,500,000		University of California (The Regents of), General Revenue Bonds (Series 2016 AR), 5.00%, 5/15/2046	1,707,495
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.00%, 9/1/2044	1,078,288
		TOTAL	53,076,178
		Colorado—6.0%
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.75%, 12/1/2046	1,513,860
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$2,000,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Bonds (Series 2015), 6.25%, 12/1/2044	$2,053,220
825,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50%, 12/1/2045	798,105
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625% (Original Issue Yield: 5.79%), 12/1/2038	2,228,240
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,426,062
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,015,040
1,625,000		Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50% (Skyview Academy), 7/1/2049	1,674,172
1,000,000	[3,4]	Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00% (University Lab School)/(Original Issue Yield: 5.02%), 12/15/2045	980,480
765,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School)/(United States Treasury PRF 5/15/2017@100), 5/15/2037	773,193
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Monument Academy Charter School)/(United States Treasury PRF 10/1/2017@100), 10/1/2037	1,030,560
1,000,000	[3,4]	Colorado Educational & Cultural Facilities Authority, School Improvement Revenue Bonds (Series 2016), 5.00% (Loveland Classical School), 7/1/2046	957,310
800,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	771,768
1,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2010A), 6.25% (Total Long Term Care National Obligated Group)/(United States Treasury PRF 11/15/2020@100), 11/15/2040	1,292,830
1,500,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 5.00% (Christian Living Communities), 1/1/2037	1,531,725
2,000,000		Colorado Springs Urban Renewal Authority, Tax Increment Revenue Bonds (Series 2007), 7.00% (University Village Colorado)/(United States Treasury PRF 12/1/2017@100), 12/1/2029	2,092,900
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,530,450
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	545,955
435,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	435,792
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	800,535
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.00%, 12/1/2045	$1,163,700
1,500,000		Park 70 Metropolitan District, CO, GO Refunding and Improvement Bonds (Series 2016), 5.00%, 12/1/2046	1,569,465
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,440,540
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.50%, 12/1/2046	1,502,205
2,000,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00% (Original Issue Yield: 6.25%), 12/1/2038	1,935,660
1,500,000		Sterling Ranch Community Authority Board, CO, LT Supported Revenue Senior Bonds (Series 2015A), 5.75% (Sterling Ranch Metropolitan District No. 2, CO)/(Original Issue Yield: 5.83%), 12/1/2045	1,417,440
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,059,891
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,082,560
		TOTAL	36,623,658
		Connecticut—0.5%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	955,280
1,835,000	[3,4]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25% (Original Issue Yield: 6.375%), 2/1/2030	1,940,623
		TOTAL	2,895,903
		Delaware—0.6%
1,350,000	[3,4]	Delaware EDA, Charter School Revenue Bonds (Series 2016A), 5.00% (ASPIRA of Delaware Charter Operations, Inc.), 6/1/2051	1,324,498
1,905,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,082,070
		TOTAL	3,406,568
		District of Columbia—0.7%
1,000,000		District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2046	1,023,750
2,000,000		District of Columbia, Revenue Bonds (Series 2012A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2042	2,036,880
1,030,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2043	1,182,831
		TOTAL	4,243,461
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—6.1%
$3,000,000		Alachua County, FL, IDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc.), 11/15/2042	$3,032,010
995,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	985,040
165,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90% (Step Coupon 11/1/2016)/(Original Issue Yield: 6.90%), 5/1/2036	179,852
104,232	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,591
3,000,000	[3,4]	Collier County, FL IDA, Continuing Care Community Revenue Bonds (Series 2013A), 8.25% (Arlington of Naples)/(Original Issue Yield: 8.375%), 5/15/2049	3,426,150
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,088,760
1,000,000		Lakewood Ranch Stewardship District, FL, Special Assessment Bonds, 5.375% (Lakewood National & Polo Run)/(Original Issue Yield: 5.40%), 5/1/2047	1,001,860
1,000,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2015), 4.875% (Lakewood Centre North)/(Original Issue Yield: 4.96%), 5/1/2045	986,510
1,500,000		Lakewood Ranch Stewardship District, FL, Special Assessment Revenue Bonds (Series 2016), 5.125% (Villages of Lakewood Ranch South)/(Original Issue Yield: 5.16%), 5/1/2046	1,483,095
2,000,000		Lee County, FL IDA, Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50% (Cypress Cove at Healthpark), 10/1/2047	2,160,940
2,000,000		Martin County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2012), 5.50% (Martin Memorial Medical Center)/(Original Issue Yield: 5.53%), 11/15/2042	2,146,240
2,000,000		Martin County, FL IDA, Industrial Development Revenue Refunding Bonds (Series 2013), 4.20% (Indiantown Cogeneration, L.P.), 12/15/2025	2,044,280
2,000,000	[3,4]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,191,560
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,090,860
4,000,000		Miami-Dade County, FL Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	4,422,800
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00% (Original Issue Yield: 5.25%), 5/1/2037	763,953
1,000,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.50% (Sinai Residences of Boca Raton)/(Original Issue Yield: 7.625%), 6/1/2049	1,183,270
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,810,000	[3,4]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	$1,809,928
1,405,000		Pinellas County, FL Educational Facilities Authority, Revenue Bonds (Series 2011A), 7.125% (Pinellas Preparatory Academy), 9/15/2041	1,501,228
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
160,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	162,400
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.25% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.30%), 4/1/2039	1,076,780
10,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,029
1,260,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,234,132
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 6.10% (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	177,349
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 6.10% (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	90,164
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2017@6.61%), 5/1/2039	44,034
135,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@6.61%), 5/1/2040	80,202
70,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@6.61%), 5/1/2040	30,730
200,000		Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.55% (Original Issue Yield: 6.60%), 5/1/2027	200,076
945,000		Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00% (Original Issue Yield: 5.125%), 5/1/2033	949,564
2,000,000		Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	1,944,500
		TOTAL	37,500,892
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—1.6%
$4,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.38%), 11/1/2039	$4,539,520
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,514,120
1,000,000	Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	998,310
	TOTAL	10,051,950
	Guam—0.6%
645,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	658,855
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.75% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 6.00%), 12/1/2034	560,925
1,000,000	Guam Government LO (Section 30), Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2046	1,064,270
1,000,000	Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125% (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,136,280
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	520,490
	TOTAL	3,940,820
	Hawaii—0.8%
3,660,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	3,971,210
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Bonds (Series A), 9.00% (15 Craigside)/(United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 9.15%), 11/15/2044	1,207,260
	TOTAL	5,178,470
	Idaho—0.4%
2,500,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 8.125% (Terraces of Boise)/(Original Issue Yield: 8.25%), 10/1/2049	2,667,750
	Illinois—7.0%
500,000	Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00% (AGM INS), 1/1/2033	529,335
385,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	425,795
3,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016D), 5.00%, 1/1/2052	3,272,550
1,750,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75% (Original Issue Yield: 5.94%), 1/1/2039	1,969,345
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,500,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	$2,984,525
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, 1/1/2032	1,044,770
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,336,950
2,000,000	Chicago, IL, Refunding UT GO Bonds (Series 2015C), 5.00%, 1/1/2038	1,890,940
3,000,000	Chicago, IL, UT GO Bonds (Series 2009C), 5.00% (Original Issue Yield: 5.16%), 1/1/2034	2,864,940
1,500,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,544,790
415,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	404,832
1,500,000	Illinois Finance Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125% (Uno Charter School Network, Inc.), 10/1/2041	1,642,095
1,250,000	Illinois Finance Authority, Education Revenue Bonds (Series 2015), 5.00% (Noble Network of Charter Schools), 9/1/2032	1,287,837
1,100,000	Illinois Finance Authority, Educational Facility Revenue, Senior Revenue Bonds (Series 2014A), 6.125% (Rogers Park Montessori School Project), 2/1/2045	1,137,180
900,000	Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	907,623
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	975,400
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2010), 7.25% (Friendship Village of Schaumburg)/(Original Issue Yield: 7.375%), 2/15/2045	1,041,690
1,000,000	Illinois Finance Authority, Revenue Bonds (Series 2015A), 5.00% (Rush University Medical Center Obligated Group), 11/15/2038	1,076,620
2,000,000	Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,004,080
1,000,000	Illinois State, UT GO Bonds (Series February 2014), 5.00% (Original Issue Yield: 5.04%), 2/1/2039	997,320
2,025,000	Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	2,106,061
2,000,000	Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2039	1,994,540
1,410,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,458,067
2,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,116,840
1,600,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,818,224
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$2,000,000		Southwestern, IL Development Authority, Health Facility Revenue Bonds (Series 2013), 7.625% (Memorial Group, Inc.)/(Original Issue Yield: 7.95%), 11/1/2048	$2,601,760
1,400,000		Will-Kankakee, IL Regional Development Authority, MFH Revenue Bonds (Series 2007), 7.00% (Senior Estates Supportive Living), 12/1/2042	1,441,244
		TOTAL	42,875,353
		Indiana—2.1%
1,250,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.20%), 11/15/2042	1,356,962
1,000,000		Carmel, IN, Revenue Bonds (Series 2012A), 7.125% (Barrington of Carmel)/(Original Issue Yield: 7.30%), 11/15/2047	1,083,020
2,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2016C), 5.00%, 1/1/2037	2,227,080
4,000,000		Indiana State Finance Authority, Tax-Exempt Private Activity Bonds (Series 2013), 5.25% (Ohio River Bridges East End Crossing), 1/1/2051	4,246,560
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 2003), 5.70% (Northern Indiana Public Service Company)/(AMBAC Financial Group, Inc. INS), 7/1/2017	1,014,370
2,000,000		Rockport, IN, Revenue Refunding Bonds (Series 2012-A), 7.00% (AK Steel Corp.), 6/1/2028	2,029,100
1,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2016A), 5.00% TOBs (BP PLC), 3/1/2023	1,130,830
		TOTAL	13,087,922
		Iowa—1.6%
3,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25% (Iowa Fertilizer Co.)/(Original Issue Yield: 5.30%), 12/1/2025	3,017,700
1,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	1,005,740
994,700		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70% (Deerfield Retirement Community, Inc.), 11/15/2046	944,468
186,592	[1]	Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00% (Deerfield Retirement Community, Inc.), 5/15/2056	1,956
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	3,673,950
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2041	1,143,994
		TOTAL	9,787,808
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kansas—0.8%
$2,000,000		Kansas State Development Finance Authority, Revenue Bonds, 5.75% (Adventist Health System/Sunbelt Obligated Group)/(Original Issue Yield: 5.95%), 11/15/2038	$2,197,080
1,000,000		Manhattan, KS IDRBs, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	899,900
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,813,299
10,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	10,443
		TOTAL	4,920,722
		Kentucky—0.7%
3,000,000		Kentucky EDFA , Revenue Bonds (Series 2016A), 5.00% (Miralea), 5/15/2046	2,772,690
1,250,000		Kentucky EDFA, Revenue Bonds (Series 2011A), 7.375% (Miralea)/(United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 7.40%), 5/15/2046	1,550,812
		TOTAL	4,323,502
		Louisiana—1.3%
1,500,000		Jefferson Parish, LA Hospital Service District No. 1, Hospital Revenue Refunding Bonds (Series 2011A), 6.00% (West Jefferson Medical Center)/(United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	1,757,160
1,000,000		Louisiana Public Facilities Authority, Refunding Revenue Bonds (Series 2016), 5.00% (Ochsner Clinic Foundation), 5/15/2047	1,065,960
1,000,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2011), 6.50% (Ochsner Clinic Foundation)/(United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 6.65%), 5/15/2037	1,206,840
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006C), 6.125% (United States Treasury PRF 6/1/2018@100)/(Original Issue Yield: 6.33%), 6/1/2025	2,132,260
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,629,840
		TOTAL	7,792,060
		Maine—0.7%
1,335,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	1,512,889
1,000,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2016A), 5.00% (Eastern Maine Healthcare Systems Obligated Group), 7/1/2046	1,009,600
2,000,000	[3,4]	Maine State Finance Authority Solid Waste Disposal, Revenue Bonds (Series 2005R-3), 5.25% (Casella Waste Systems, Inc.), 1/1/2025	2,001,900
		TOTAL	4,524,389
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Maryland—1.5%
$500,000	Baltimore, MD, SO Refunding Bonds (Series 2016), 5.125% (Harbor Point)/(Original Issue Yield: 5.16%), 6/1/2043	$484,870
2,000,000	Frederick County, MD, Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125% (Jefferson Technology Park)/(Original Issue Yield: 7.30%), 7/1/2043	2,177,180
1,060,000	Maryland State EDC, Port Facilities Revenue Refunding Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,047,800
1,000,000	Maryland State EDC, Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.00% (Purple Line Transit Partners LLC), 3/31/2051	1,062,570
2,385,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	2,561,299
1,000,000	Prince Georges County, MD Revenue Authority, SO Bonds (Series 2016), 5.00% (Suitland-Naylor Road Project), 7/1/2046	954,380
1,000,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.25% (Lutheran Village at Miller's Grant, Inc.)/(Original Issue Yield: 6.30%), 7/1/2044	1,071,510
	TOTAL	9,359,609
	Massachusetts—0.8%
2,500,000	Commonwealth of Massachusetts, UT GO Bonds (Consolidated Loan of 2016 Series A), 5.00%, 3/1/2046	2,798,825
2,000,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011I), 7.25% (Tufts Medical Center), 1/1/2032	2,329,860
	TOTAL	5,128,685
	Michigan—4.6%
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2028	1,081,710
1,000,000	Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00% (Q-SBLF GTD), 5/1/2031	1,071,860
1,500,000	Detroit, MI Sewage Disposal System, Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25% (Great Lakes, MI Sewage Disposal System)/(Original Issue Yield: 5.30%), 7/1/2039	1,617,720
2,000,000	Great Lakes, MI Water Authority, Water Supply System Revenue Second Lien Bonds (Series 2016B), 5.00%, 7/1/2046	2,161,000
500,000	Michigan State Building Authority, Facilities Program Revenue Refunding Bonds (Series 2016I), 5.00%, 10/15/2051	553,085
2,000,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2044	2,128,660
1,900,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-5), 5.00% (Great Lakes, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2020	2,098,892
1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-7), 5.00% (Great Lakes, MI Sewage Disposal System)/(National Public Finance Guarantee Corp. INS), 7/1/2032	1,103,820
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-6), 5.00% (Great Lakes, MI Water Supply System)/(National Public Finance Guarantee Corp. INS), 7/1/2036	$1,088,900
4,000,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Henry Ford Health System, MI), 11/15/2041	4,339,240
5,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,656,200
1,500,000	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	1,023,555
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.00%, 4/1/2040	1,147,800
2,500,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2042	2,899,450
1,000,000	Warren, MI Consolidated School District, 2016 School Building & Site UT GO Bonds, 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2036	1,108,520
	TOTAL	28,080,412
	Minnesota—1.9%
750,000	Baytown Township, MN, Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.00% (St. Croix Preparatory Academy), 8/1/2041	619,073
1,100,000	Baytown Township, MN, Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.25% (St. Croix Preparatory Academy), 8/1/2046	930,237
2,000,000	Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2012), 6.00% (St. Luke's Hospital of Duluth Obligated Group), 6/15/2039	2,166,280
1,700,000	Forest Lake, MN, Charter School Lease Revenue Bonds (Series 2014A), 5.75% (Lakes International Language Academy), 8/1/2044	1,815,192
2,000,000	St. Cloud, MN Charter School, Lease Revenue Bonds (Series 2016A), 5.00% (Stride Academy), 4/1/2046	1,664,320
2,000,000	St. Paul and Ramsey County, MN Housing and Redevelopment Authority, Charter School Lease Revenue Bonds (Series 2015A), 5.375% (Twin Cities Academy), 7/1/2050	2,015,220
500,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 9/1/2026	514,845
930,000	St. Paul, MN Housing & Redevelopment Authority, Tax Increment Revenue Refunding Bonds (Series 2012), 5.00% (Upper Landing Project), 3/1/2029	951,269
325,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2016A), 4.50% (Bluffview Montessori School Project), 6/1/2036	289,507
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Minnesota—continued
$750,000	Winona, MN Port Authority, Lease Revenue Bonds (Series 2016A), 4.75% (Bluffview Montessori School Project), 6/1/2046	$658,717
	TOTAL	11,624,660
	Mississippi—0.2%
945,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,038,640
	Missouri—1.1%
1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(United States Treasury PRF 5/15/2020@100) /(Original Issue Yield: 8.40%), 5/15/2039	1,214,700
3,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2010A), 8.25% (Aberdeen Heights Project)/(United States Treasury PRF 5/15/2020@100) /(Original Issue Yield: 8.50%), 5/15/2045	3,644,100
1,000,000	Kirkwood, MO IDA, Retirement Community Revenue Bonds (Series 2017A), 5.25% (Aberdeen Heights Project), 5/15/2050	1,024,810
1,000,000	St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	1,000,470
	TOTAL	6,884,080
	Nebraska—0.4%
2,500,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,714,850
	Nevada—0.4%
1,500,000	Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.00%, 6/15/2045	1,634,880
1,000,000	Las Vegas, NV, Local Improvement Bonds (Series 2015), 5.00% (Summerlin Village 24 SID No. 812), 12/1/2035	991,630
	TOTAL	2,626,510
	New Jersey—3.2%
1,000,000	Essex County, NJ Improvement Authority, Solid Waste Disposal Revenue Bonds (Series 2015), 5.25% (Covanta Energy Corp.), 7/1/2045	988,300
1,000,000	New Jersey EDA, Energy Facility Revenue Bonds (Series 2012A), 5.125% (UMM Energy Partners LLC)/(Original Issue Yield: 5.19%), 6/15/2043	1,024,600
650,000	New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	670,332
3,000,000	New Jersey EDA, School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00% (New Jersey State), 3/1/2030	3,069,480
3,255,000	New Jersey EDA, School Facilities Construction Bonds (Series 2015WW), 5.25% (New Jersey State), 6/15/2040	3,302,848
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$2,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 1999), 5.25% (United Airlines, Inc.), 9/15/2029	$2,633,975
1,125,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2000B), 5.625% (United Airlines, Inc.), 11/15/2030	1,222,470
1,500,000		New Jersey EDA, Special Facility Revenue Bonds (Series 2003), 5.50% (United Airlines, Inc.), 6/1/2033	1,609,500
1,200,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	1,298,784
4,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	3,848,000
		TOTAL	19,668,289
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council, Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50% (Gerald Champion Regional Medical Center)/(Original Issue Yield: 5.70%), 7/1/2042	1,065,500
2,000,000	[3,4]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00% (Original Issue Yield: 6.12%), 5/1/2040	2,045,060
		TOTAL	3,110,560
		New York—7.0%
1,495,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,715,004
1,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,091,150
1,000,000	[3,4]	Build NYC Resource Corp., Revenue Bonds (Series 2015), 5.50% (Albert Einstein School of Medicine, Inc.), 9/1/2045	1,075,970
5,000,000	[5]	Glen Cove, NY Local Economic Assistance Corp., Capital Appreciation Revenue Bonds (Series 2016B) (Garvies Point Public Improvement Project)/(Original Issue Yield 6.00%), 0.00%, 1/1/2045	954,050
1,550,000		Glen Cove, NY Local Economic Assistance Corp., Revenue Bonds (Series 2016A), 5.00% (Garvies Point Public Improvement Project)/(Original Issue Yield: 5.08%), 1/1/2056	1,442,461
1,285,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,460,325
2,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2014D-1), 5.00% (MTA Transportation Revenue), 11/15/2039	2,257,380
5,405,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2015A), 5.00% (MTA Transportation Revenue), 11/15/2045	6,019,981
1,500,000		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70% (Amsterdam at Harborside), 1/1/2049	1,480,380
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$564,798		Nassau County, NY IDA, Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00% (Amsterdam at Harborside), 1/1/2049	$94,434
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,796,400
1,400,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	1,446,690
5,000,000		New York City, NY, LT GO Bonds (Series 2017 A-1), 4.00%, 8/1/2039	5,170,700
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.00%, 6/1/2051	1,023,300
2,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 1), 5.00% (3 World Trade Center), 11/15/2044	2,090,020
1,000,000	[3,4]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 2), 5.375% (3 World Trade Center), 11/15/2040	1,085,520
2,900,000		New York Transportation Development Corp., Special Facility Revenue Refunding Bonds (Series 2016), 5.00% (American Airlines, Inc.), 8/1/2031	3,018,842
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.40%), 6/15/2029	1,208,805
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,290,311
1,000,000		Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25% (Covanta Energy Corp.), 11/1/2042	1,006,390
1,000,000		Onondaga, NY Civic Development Corp., Tax Exempt Revenue Bonds (Series 2014A), 5.125% (St. Joseph's Hospital Health Center)/(United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	1,093,030
2,500,000		Port Authority of New York and New Jersey, Special Project Bonds (Series 8), 6.00% (JFK International Air Terminal LLC)/(Original Issue Yield: 6.15%), 12/1/2042	2,810,000
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2041	1,083,320
		TOTAL	42,714,463
		North Carolina—0.6%
2,250,000		North Carolina Department of Transportation, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (I-77 HOT Lanes), 6/30/2054	2,342,295
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75% (Whitestone Project)/(Original Issue Yield: 8.00%), 3/1/2041	1,100,860
		TOTAL	3,443,155
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—3.6%
$1,000,000		American Municipal Power-Ohio, Inc., Revenue Refunding Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2039	$1,097,810
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,925,000
3,655,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,627,734
1,500,000		Hamilton County, OH, Healthcare Revenue Bonds (Series 2011A), 6.625% (Life Enriching Communities)/(United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.75%), 1/1/2046	1,793,655
2,000,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.)/(Original Issue Yield: 5.08%), 2/15/2044	2,067,180
4,000,000		Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2044	4,500,160
2,910,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,018,500
825,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System), 11/15/2040	888,723
1,530,000		Ohio State Higher Educational Facility Commission, Hospital Facilities Revenue Bonds (Series 2010), 5.75% (Summa Health System)/(United States Treasury PRF 5/15/2020@100), 11/15/2040	1,745,959
1,125,000		Ohio State Hospital Revenue, Hospital Revenue Bonds (Series 2016A), 5.00% (University Hospitals Health System, Inc.), 1/15/2041	1,218,848
1,000,000		Ohio State Treasurer Private Activity, Revenue Bonds (Series 2015), 5.00% (Portsmouth Gateway Group LLC), 6/30/2053	1,052,140
802,477	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	8
110,159	[1,3]	Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	1
750,000		Southeastern Ohio Port Authority, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00% (Memorial Health System, OH)/(Original Issue Yield: 6.02%), 12/1/2042	820,770
		TOTAL	21,756,488
		Oklahoma—1.4%
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	966,370
920,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	910,855
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$2,000,000		Tulsa, OK Industrial Authority, Senior Living Community Revenue Bonds (Series 2010A), 7.25% (Montereau, Inc.)/(Original Issue Yield: 7.50%), 11/1/2045	$2,121,380
3,000,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2000B), 5.50% (American Airlines, Inc.), 6/1/2035	3,143,670
1,500,000		Tulsa, OK Municipal Airport Trust, Revenue Refunding Bonds (Series 2015), 5.00% TOBs (American Airlines, Inc.), Mandatory Tender 6/1/2025	1,571,715
		TOTAL	8,713,990
		Oregon—0.3%
1,000,000	[3,4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	1,001,310
250,000		Yamhill County, OR Hospital Authority, Revenue Refunding Bonds (Series 2016A), 5.00% (Friendsview Retirement Community), 11/15/2036	256,328
550,000		Yamhill County, OR Hospital Authority, Revenue Refunding Bonds (Series 2016A), 5.00% (Friendsview Retirement Community), 11/15/2051	527,846
		TOTAL	1,785,484
		Pennsylvania—4.8%
1,715,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,976,126
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,853,495
2,000,000		Bucks County, PA IDA, (Series 2016A), 5.125% (School Lane Charter School), 3/15/2046	2,029,920
500,000		Butler County, PA Hospital Authority, Hospital Revenue Bonds (Series 2015A), 5.00% (Butler Health System), 7/1/2035	539,555
1,500,000		Chester County, PA IDA, Revenue Bonds (Series 2007A), 6.375% (Avon Grove Charter School)/(Original Issue Yield: 6.45%), 12/15/2037	1,532,805
2,000,000		Chester County, PA IDA, Revenue Refunding Bonds (Series 2012A), 5.375% (Collegium Charter School)/(Original Issue Yield: 5.50%), 10/15/2042	1,940,340
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00% (Original Issue Yield: 5.05%), 12/1/2042	1,078,100
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25% (Original Issue Yield: 5.35%), 7/15/2031	3,052,560
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50% (National Gypsum Co.), 11/1/2044	2,113,160
1,250,000		Pennsylvania EDFA, Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00% (Pennsylvania Rapid Bridge Replacement), 12/31/2038	1,341,513
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2010), 6.375% (Global Leadership Academy Charter School), 11/15/2040	$1,051,340
1,205,000	Philadelphia, PA Authority for Industrial Development, Revenue Bonds (Series 2012), 6.625% (New Foundations Charter School), 12/15/2041	1,311,859
895,000	Philadelphia, PA Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	898,661
1,665,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	1,777,038
2,000,000	Philadelphia, PA, GO Bonds (Series 2011), 6.50% (United States Treasury PRF 8/1/2020@100), 8/1/2041	2,351,420
1,500,000	Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25% (Original Issue Yield: 5.27%), 12/1/2036	1,692,345
555,000	Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	554,983
	TOTAL	29,095,220
	Puerto Rico—0.9%
995,000	Puerto Rico Electric Power Authority, 5.05% (Original Issue Yield: 5.08%), 7/1/2042	646,750
195,000	Puerto Rico Electric Power Authority, 7.00% (Original Issue Yield: 7.07%), 7/1/2040	126,750
4,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25% (Original Issue Yield: 5.40%), 7/1/2040	2,600,000
310,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	201,500
2,500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00% (Original Issue Yield: 7.12%), 7/1/2043	1,625,000
	TOTAL	5,200,000
	Rhode Island—0.8%
500,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2039	526,755
1,375,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.00% (Care New England), 9/1/2036	1,378,094
2,730,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,759,238
	TOTAL	4,664,087
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Carolina—0.3%
$2,000,000	South Carolina Jobs-EDA, Refunding & Improvement Revenue Bonds (Series 2009), 5.75% (Palmetto Health Alliance)/(Original Issue Yield: 5.90%), 8/1/2039	$2,107,020
	South Dakota—0.1%
800,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	887,680
	Tennessee—1.2%
1,200,000	Blount County, TN Health and Educational Facilities Board, Revenue Refunding and Improvement Bonds (Series 2016A), 5.00% (Asbury, Inc.), 1/1/2047	1,200,840
1,000,000	Johnson City, TN Health & Education Facilities Board, Hospital Refunding Bonds (Series 2010A), 5.625% (Mountain States Health Alliance)/(Original Issue Yield: 5.90%), 7/1/2030	1,090,490
1,500,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.50% (Mountain States Health Alliance), 7/1/2038	1,661,145
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,124,948
	TOTAL	7,077,423
	Texas—9.8%
1,100,000	Arlington, TX Higher Education Finance Corp., Revenue Bonds (Series 2016A), 5.00% (Uplift Education), 12/1/2046	1,145,628
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	544,295
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2024	1,001,180
1,000,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	985,710
755,000	Bexar County, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation)/(United States Treasury PRF 7/1/2020@100), 7/1/2045	876,389
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00% (Original Issue Yield: 5.08%), 12/1/2045	1,017,810
2,000,000	Cass County, TX IDC, Environmental Improvement Revenue Bonds (Series 2009A), 9.50% (International Paper Co.), 3/1/2033	2,278,280
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00% (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.13%), 1/1/2041	1,171,440
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	1,180,760
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2046	$1,081,550
2,000,000	Clifton Higher Education Finance Corp., TX, 6.00% (Idea Public Schools), 8/15/2043	2,269,660
750,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2011), 5.75% (Idea Public Schools)/(Original Issue Yield: 6.00%), 8/15/2041	805,695
500,000	Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2042	512,955
1,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2014), 5.00% (Idea Public Schools)/(PSFG GTD), 8/15/2039	1,125,020
2,000,000	Clifton Higher Education Finance Corp., TX, Revenue Bonds (Series 2015A), 5.00% (Uplift Education), 12/1/2050	2,061,240
1,500,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	1,561,785
515,000	Decatur, TX Hospital Authority, Revenue Bonds, 6.375% (Wise Regional Health System), 9/1/2042	576,187
2,775,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	3,194,192
1,500,000	Houston, TX Airport System, Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625% (United Airlines, Inc.)/(Original Issue Yield: 6.875%), 7/15/2038	1,653,210
2,000,000	Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2015B-1), 5.00% (United Airlines, Inc.), 7/15/2035	2,089,680
500,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 4.75% (United Airlines, Inc.)/(Original Issue Yield: 4.90%), 7/1/2024	529,635
1,000,000	Houston, TX Airport System, Special Facilities Revenue Refunding Bonds (Series 2014), 5.00% (United Airlines, Inc.)/(Original Issue Yield: 5.15%), 7/1/2029	1,050,420
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,077,000
535,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.)/(United States Treasury PRF 5/15/2021@100), 5/15/2041	653,470
2,000,000	Lavernia, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2015A), 5.50% (Meridian World School), 8/15/2045	2,056,600
2,000,000	Lufkin, TX HFDC, Revenue Refunding and Improvement Bonds (Series 2009), 6.25% (Memorial Health System of East Texas)/(United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.50%), 2/15/2037	2,202,440
1,000,000	Matagorda County, TX Navigation District No. 1, PCR Refunding Bonds (Series 2001A), 6.30% (AEP Texas Central Co.), 11/1/2029	1,093,210
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2016A), 5.50% (MRC Langford)/(Original Issue Yield: 5.53%), 11/15/2052	$900,410
700,000		New Hope Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2016), 5.00% (MRC Crestview), 11/15/2046	686,147
1,500,000		North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 6.00% (North Texas Toll Authority Special Projects System), 9/1/2041	1,757,430
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2026	1,732,395
600,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2039	668,874
2,000,000		Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 8.00% (MRC The Crossings), 11/15/2049	2,281,080
1,000,000		San Juan Higher Education Finance Authority, TX, Education Revenue Bonds (Series 2010A), 6.70% (Idea Public Schools)/(United States Treasury PRF 8/15/2020@100), 8/15/2040	1,182,400
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2016A), 5.00% (Baylor Scott & White Health Care System), 11/15/2045	1,101,480
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50% (Buckingham Senior Living Community), 11/15/2045	1,545,915
2,000,000		Texas Private Activity Bonds Surface Transportation Corp., Senior Lien Revenue Bonds (Series 2016), 5.00% (Blueridge Transportation Group, LLC SH 288 Toll Lanes), 12/31/2055	2,093,380
2,000,000		Texas State Public Finance Authority Charter School Finance Corp., Education Revenue Bonds (Series 2010A), 6.20% (Cosmos Foundation, Inc.)/(United States Treasury PRF 2/15/2020@100), 2/15/2040	2,278,700
2,000,000		Texas State Transportation Commission, Highway Improvement UT GO Bonds (Series 2016), 5.00% (Texas State), 4/1/2046	2,273,540
2,680,000		Texas State Transportation Commission, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00% (Central Texas Turnpike System), 8/15/2042	2,901,743
2,500,000		Travis County, TX HFDC, First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125% (Longhorn Village)/(Original Issue Yield: 7.40%), 1/1/2046	2,719,300
		TOTAL	59,918,235
		Utah—0.2%
1,315,000	[3,4]	Utah State Charter School Finance Authority, Charter School Revenue Bonds (Series 2007A), 6.00% (Channing Hall), 7/15/2037	1,331,648
		Virginia—1.7%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,952,208
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,500,000		Chesterfield County, VA EDA, PCR Refunding Bonds (Series 2009A), 5.00% (Virginia Electric & Power Co.), 5/1/2023	$1,620,195
1,500,000	[3,4]	Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,493,685
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875% (Original Issue Yield: 6.93%), 3/1/2036	1,521,298
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	3,933,375
		TOTAL	10,520,761
		Washington—1.4%
1,000,000		Port of Seattle, WA IDC, Special Facilities Revenue Refunding Bonds (Series 2012), 5.00% (Delta Air Lines, Inc.)/(Original Issue Yield: 5.31%), 4/1/2030	1,036,040
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	998,362
1,500,000	[3,4]	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2007A), 6.25% (Virginia Mason Medical Center)/(Original Issue Yield: 6.375%), 8/15/2042	1,528,995
2,500,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50% (Rockwood Retirement Communities), 1/1/2049	2,825,700
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living), 7/1/2045	999,140
1,000,000	[3,4]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 7.00% (Heron's Key Senior Living)/(Original Issue Yield: 7.05%), 7/1/2050	992,460
		TOTAL	8,380,697
		Wisconsin—1.3%
1,000,000		Public Finance Authority, WI, Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.00% (National Gypsum Co.), 8/1/2035	935,300
4,895,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State), 5/1/2033	5,350,627
440,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 5.75% (Wisconsin State)/(United States Treasury PRF 5/1/2019@100), 5/1/2033	484,418
800,000		Wisconsin State HEFA, Revenue Refunding Bonds (Series 2015), 5.00% (ProHealth Care, Inc.), 8/15/2039	873,816
		TOTAL	7,644,161
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $562,058,077)	580,279,048
Semi-Annual Shareholder Report

Principal Amount			Value
		CORPORATE BONDS—0.1%
		Multi State—0.1%
$4,000,000	[1,3]	Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037 (IDENTIFIED COST $3,989,000)	$278,760
		SHORT-TERM MUNICIPALS—4.1%[6]
		Florida—0.5%
1,300,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.64%, 3/1/2017	1,300,000
1,500,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.62%, 3/1/2017	1,500,000
		TOTAL	2,800,000
		Louisiana—0.3%
1,700,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.61%, 3/1/2017	1,700,000
		Michigan—0.3%
100,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 0.64%, 3/1/2017	100,000
1,800,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.63%, 3/2/2017	1,800,000
		TOTAL	1,900,000
		New York—1.4%
400,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.58%, 3/1/2017	400,000
3,800,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (Landesbank Hessen-Thuringen LIQ), 0.61%, 3/1/2017	3,800,000
500,000		New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.58%, 3/1/2017	500,000
150,000		New York City, NY, (Series 2013D-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.58%, 3/1/2017	150,000
2,450,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.57%, 3/1/2017	2,450,000
150,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.61%, 3/1/2017	150,000
1,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.62%, 3/1/2017	1,000,000
		TOTAL	8,450,000
		Ohio—0.3%
950,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.59%, 3/1/2017	950,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Ohio—continued
$100,000	Alliance, OH, (Series 2003) Daily VRDNs (Alliance Community Hospital), (JPMorgan Chase Bank, N.A. LOC), 0.57%, 3/1/2017	$100,000
1,100,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic), (Barclays Bank PLC LIQ), 0.57%, 3/1/2017	1,100,000
	TOTAL	2,150,000
	Pennsylvania—0.1%
800,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.56%, 3/1/2017	800,000
	Texas—1.2%
200,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.57%, 3/1/2017	200,000
7,200,000	Harris County, TX IDC, (Series 1984-B) Daily VRDNs (Exxon Mobil Corp.), 0.56%, 3/1/2017	7,200,000
	TOTAL	7,400,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $25,200,000)	25,200,000
	TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $591,247,077)[7]	605,757,808
	OTHER ASSETS AND LIABILITIES - NET—1.0%[8]	6,366,697
	TOTAL NET ASSETS—100%	$612,124,505
Securities that are subject to the federal alternative minimum tax (AMT) represent 9.5% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $39,919,730, which represented 6.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $39,640,961, which represented 6.1% of total net assets.
5	Zero coupon bond.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $590,818,675.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.28	$8.86	$8.85	$8.11	$8.95	$8.21
Income From Investment Operations:
Net investment income	0.18	0.37	0.39	0.41	0.40	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.51)	0.42	0.01	0.74	(0.84)	0.74
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	0.79	0.40	1.15	(0.44)	1.16
Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.39)	(0.41)	(0.40)	(0.42)
Net Asset Value, End of Period	$8.78	$9.28	$8.86	$8.85	$8.11	$8.95
Total Return[1]	(3.53)%	9.17%	4.63%	14.54%	(5.17)%	14.58%
Ratios to Average Net Assets:
Net expenses	0.88%[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.96%[2]	4.12%	4.42%	4.84%	4.53%	4.88%
Expense waiver/reimbursement[3]	0.16%[2]	0.14%	0.15%	0.17%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$217,207	$270,092	$230,664	$224,298	$215,101	$239,911
Portfolio turnover	10%	10%	12%	19%	17%	14%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.27	$8.85	$8.84	$8.11	$8.95	$8.21
Income From Investment Operations:
Net investment income	0.16	0.31	0.35	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.52)	0.42	(0.01)	0.71	(0.86)	0.74
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.73	0.34	1.07	(0.50)	1.10
Less Distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.33)	(0.34)	(0.34)	(0.36)
Net Asset Value, End of Period	$8.77	$9.27	$8.85	$8.84	$8.11	$8.95
Total Return[1]	(3.89)%	8.35%	3.85%	13.56%	(5.88)%	13.72%
Ratios to Average Net Assets:
Net expenses	1.63%[2]	1.64%	1.64%	1.64%	1.64%	1.64%
Net investment income	3.21%[2]	3.38%	3.66%	4.09%	3.76%	4.15%
Expense waiver/reimbursement[3]	0.16%[2]	0.14%	0.15%	0.17%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,246	$12,241	$11,528	$13,424	$15,620	$22,783
Portfolio turnover	10%	10%	12%	19%	17%	14%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.28	$8.85	$8.85	$8.11	$8.95	$8.21
Income From Investment Operations:
Net investment income	0.14	0.31	0.33	0.35	0.34	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	(0.51)	0.43	(0.00)[1]	0.74	(0.84)	0.74
TOTAL FROM INVESTMENT OPERATIONS	(0.37)	0.74	0.33	1.09	(0.50)	1.10
Less Distributions:
Distributions from net investment income	(0.14)	(0.31)	(0.33)	(0.35)	(0.34)	(0.36)
Net Asset Value, End of Period	$8.77	$9.28	$8.85	$8.85	$8.11	$8.95
Total Return[2]	(3.99)%	8.47%	3.73%	13.69%	(5.88)%	13.72%
Ratios to Average Net Assets:
Net expenses	1.63%[3]	1.64%	1.64%	1.64%	1.64%	1.64%
Net investment income	3.21%[3]	3.37%	3.67%	4.09%	3.78%	4.13%
Expense waiver/reimbursement[4]	0.16%[3]	0.14%	0.15%	0.17%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,801	$77,213	$61,093	$56,208	$53,002	$61,295
Portfolio turnover	10%	10%	12%	19%	17%	14%
1	Represents less than $0.005.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.28	$8.86	$8.85	$8.11	$8.95	$8.21
Income From Investment Operations:
Net investment income	0.17	0.37	0.39	0.41	0.40	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.51)	0.42	0.01	0.74	(0.84)	0.74
TOTAL FROM INVESTMENT OPERATIONS	(0.34)	0.79	0.40	1.15	(0.44)	1.16
Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.39)	(0.41)	(0.40)	(0.42)
Net Asset Value, End of Period	$8.77	$9.28	$8.86	$8.85	$8.11	$8.95
Total Return[1]	(3.64)%	9.17%	4.63%	14.54%	(5.17)%	14.58%
Ratios to Average Net Assets:
Net expenses	0.88%[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.97%[2]	4.12%	4.41%	4.84%	4.53%	4.89%
Expense waiver/reimbursement[3]	0.16%[2]	0.14%	0.15%	0.17%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$198,915	$213,796	$189,216	$187,704	$178,932	$203,396
Portfolio turnover	10%	10%	12%	19%	17%	14%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,			Period Ended 08/31/2013[1]
		2016	2015	2014
Net Asset Value, Beginning of Period	$9.27	$8.85	$8.84	$8.11	$8.88
Income From Investment Operations:
Net investment income	0.18	0.40	0.42	0.42	0.09
Net realized and unrealized gain (loss) on investments and futures contracts	(0.51)	0.42	0.01	0.74	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	0.82	0.43	1.16	(0.69)
Less Distributions:
Distributions from net investment income	(0.18)	(0.40)	(0.42)	(0.43)	(0.08)
Net Asset Value, End of Period	$8.76	$9.27	$8.85	$8.84	$8.11
Total Return[2]	(3.52)%	9.45%	4.90%	14.71%	(7.83)%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.64%	0.64%	0.64%	0.64%[3]
Net investment income	4.21%[3]	4.35%	4.67%	5.01%	6.05%[3]
Expense waiver/reimbursement[4]	0.16%[3]	0.14%	0.15%	0.16%	0.21%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$116,956	$106,699	$63,857	$48,577	$2,426
Portfolio turnover	10%	10%	12%	19%	17%[5]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2017 (unaudited)
Assets:
Total investment in securities, at value (identified cost $591,247,077)		$605,757,808
Cash		95,297
Income receivable		7,869,249
Receivable for shares sold		574,811
Receivable for investments sold		10,300
TOTAL ASSETS		614,307,465
Liabilities:
Payable for investments purchased	$1,016,430
Payable for shares redeemed	891,425
Payable for other service fees (Notes 2 and 5)	105,566
Payable for portfolio accounting fees	70,536
Payable for distribution services fee (Note 5)	45,501
Payable for investment adviser fee (Note 5)	7,483
Payable for administrative fee (Note 5)	1,313
Accrued expenses (Note 5)	44,706
TOTAL LIABILITIES		2,182,960
Net assets for 69,781,513 shares outstanding		$612,124,505
Net Assets Consists of:
Paid-in capital		$676,670,253
Net unrealized appreciation of investments		14,510,731
Accumulated net realized loss on investments		(79,644,837)
Undistributed net investment income		588,358
TOTAL NET ASSETS		$612,124,505
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($217,207,042 ÷ 24,752,862 shares outstanding), no par value, unlimited shares authorized	$8.78
Offering price per share (100/95.50 of $8.78)	$9.19
Redemption proceeds per share	$8.78
Class B Shares:
Net asset value per share ($10,246,249 ÷ 1,168,621 shares outstanding), no par value, unlimited shares authorized	$8.77
Offering price per share	$8.77
Redemption proceeds per share (94.50/100 of $8.77)	$8.29
Class C Shares:
Net asset value per share ($68,800,576 ÷ 7,845,769 shares outstanding), no par value, unlimited shares authorized	$8.77
Offering price per share	$8.77
Redemption proceeds per share (99.00/100 of $8.77)	$8.68
Class F Shares:
Net asset value per share ($198,914,911 ÷ 22,669,701 shares outstanding), no par value, unlimited shares authorized	$8.77
Offering price per share (100/99.00 of $8.77)	$8.86
Redemption proceeds per share (99.00/100 of $8.77)	$8.68
Institutional Shares:
Net asset value per share ($116,955,727 ÷ 13,344,560 shares outstanding), no par value, unlimited shares authorized	$8.76
Offering price per share	$8.76
Redemption proceeds per share	$8.76
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2017 (unaudited)
Investment Income:
Interest			$15,216,994
Expenses:
Investment adviser fee (Note 5)		$1,883,777
Administrative fee (Note 5)		245,720
Custodian fees		13,526
Transfer agent fees		179,562
Directors'/Trustees' fees (Note 5)		3,413
Auditing fees		16,290
Legal fees		4,695
Distribution services fee (Note 5)		311,069
Other service fees (Notes 2 and 5)		654,174
Portfolio accounting fees		71,353
Share registration costs		45,643
Printing and postage		20,229
Miscellaneous (Note 5)		14,066
TOTAL EXPENSES		3,463,517
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(466,945)
Reimbursement of other operating expenses (Note 2)	(41,076)
TOTAL WAIVER AND REIMBURSEMENT		(508,021)
Net expenses			2,955,496
Net investment income			12,261,498
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,011,824
Net change in unrealized appreciation of investments			(38,172,092)
Net realized and unrealized loss on investments			(37,160,268)
Change in net assets resulting from operations			$(24,898,770)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2017	Year Ended 8/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,261,498	$24,956,932
Net realized gain (loss) on investments	1,011,824	(5,725,997)
Net change in unrealized appreciation/depreciation of investments	(38,172,092)	34,602,926
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(24,898,770)	53,833,861
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,750,399)	(10,375,106)
Class B Shares	(175,060)	(405,912)
Class C Shares	(1,147,917)	(2,334,994)
Class F Shares	(3,966,266)	(8,158,364)
Institutional Shares	(2,157,420)	(3,589,323)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,197,062)	(24,863,699)
Share Transactions:
Proceeds from sale of shares	91,821,481	175,791,364
Net asset value of shares issued to shareholders in payment of distributions declared	10,947,637	22,222,500
Cost of shares redeemed	(133,588,976)	(103,301,725)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,819,858)	94,712,139
Change in net assets	(67,915,690)	123,682,301
Net Assets:
Beginning of period	680,040,195	556,357,894
End of period (including undistributed net investment income of $588,358 and $523,922, respectively)	$612,124,505	$680,040,195
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2017 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $508,021 is disclosed in this Note 2 and Note 5.
For the six months ended February 28, 2017, the Fund's former custodian reimbursed $41,076 of custody fees.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$298,345
Class B Shares	13,694
Class C Shares	89,996
Class F Shares	252,139
TOTAL	$654,174
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at February 28, 2017, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, is as follows:
Security	Acquisition Date	Cost	Market Value
Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000	$278,760
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	12/23/2004	$797,831	$8
Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2012D), 10.82% (Apex Environmental LLC), 8/1/2034	8/1/2014 - 8/1/2015	$110,159	$1
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,354,046	$20,863,901	7,488,898	$67,738,359
Shares issued to shareholders in payment of distributions declared	482,575	4,303,663	1,046,627	9,444,663
Shares redeemed	(7,183,045)	(63,754,032)	(5,472,829)	(49,637,970)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,346,424)	$(38,586,468)	3,062,696	$27,545,052

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,963	$229,299	268,233	$2,426,365
Shares issued to shareholders in payment of distributions declared	18,143	161,639	41,981	378,522
Shares redeemed	(195,378)	(1,733,349)	(292,574)	(2,653,276)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(151,272)	$(1,342,411)	17,640	$151,611
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	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	673,149	$5,993,271	2,416,214	$21,820,337
Shares issued to shareholders in payment of distributions declared	109,066	971,388	219,208	1,977,956
Shares redeemed	(1,260,747)	(11,082,417)	(1,211,625)	(10,971,588)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(478,532)	$(4,117,758)	1,423,797	$12,826,705

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,166,789	$10,419,696	2,967,384	$26,974,645
Shares issued to shareholders in payment of distributions declared	403,310	3,593,679	809,181	7,299,565
Shares redeemed	(1,936,602)	(17,185,643)	(2,099,780)	(18,963,305)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(366,503)	$(3,172,268)	1,676,785	$15,310,905

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,151,998	$54,315,314	6,274,225	$56,831,658
Shares issued to shareholders in payment of distributions declared	215,304	1,917,268	345,789	3,121,794
Shares redeemed	(4,531,473)	(39,833,535)	(2,326,858)	(21,075,586)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,835,829	$16,399,047	4,293,156	$38,877,866
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,506,902)	$(30,819,858)	10,474,074	$94,712,139
4. FEDERAL TAX INFORMATION
At February 28, 2017, the cost of investments for federal tax purposes was $590,818,675. The net unrealized appreciation of investments for federal tax purposes was $14,939,133. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,592,384 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,653,251.
At August 31, 2016, the Fund had a capital loss carryforward of $80,363,882 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward
Semi-Annual Shareholder Report

for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$5,446,629	$32,289,486	$37,736,115
2017	$20,198,309	NA	$20,198,309
2018	$19,483,511	NA	$19,483,511
2019	$2,945,947	NA	$2,945,947
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the Adviser voluntarily waived $466,945 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$41,083
Class C Shares	269,986
TOTAL	$311,069
For the six months ended February 28, 2017, FSC retained $78,038 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2017, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, each may begin to incur this fee upon approval by the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2017, FSC retained $22,195 in sales charges from the sale of Class A Shares. FSC also retained $99, $16,636, $3,015 and $15,453 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended February 28, 2017, FSSC received $18,592 of the other service fees disclosed in Note 2.
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Interfund Transactions
During the six months ended February 28, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $43,650,000 and $42,100,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2017, were as follows:
Purchases	$60,788,429
Sales	$109,748,819
7. CONCENTRATION OF RISK
The Fund has 40.4% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2017, the Fund had no outstanding loans. During the six months ended February 28, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2017, there were no outstanding loans. During the six months ended February 28, 2017, the program was not utilized.
10. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
11. Subsequent Event
On March 30, 2017, the Fund's T Share class became effective with the SEC, but is not yet offered for sale.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$964.70	$4.29
Class B Shares	$1,000	$961.10	$7.93
Class C Shares	$1,000	$960.10	$7.92
Class F Shares	$1,000	$963.60	$4.28
Institutional Shares	$1,000	$964.80	$3.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.43	$4.41
Class B Shares	$1,000	$1,016.71	$8.15
Class C Shares	$1,000	$1,016.71	$8.15
Class F Shares	$1,000	$1,020.43	$4.41
Institutional Shares	$1,000	$1,021.67	$3.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.63%
Class C Shares	1.63%
Class F Shares	0.88%
Institutional Shares	0.63%
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Evaluation and Approval of Advisory Contract–May 2016
Federated Municipal High Yield Advantage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923856
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2017